UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2018

Date of reporting period: July 31, 2017

Item 1.	Reports to Stockholders.

July 31, 2017

SEMI-ANNUAL REPORT

SEI Daily Income Trust

Government Fund
Government II Fund
Treasury Fund
Treasury II Fund
Ultra Short Duration Bond Fund
Short-Duration Government Fund
GNMA Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Government Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.0%
FFCB (A)
1.267%, 08/05/2017	$19,210	$19,210
1.328%, 08/06/2017	69,315	69,313
1.284%, 08/10/2017	30,000	30,000
1.254%, 08/13/2017	7,200	7,198
1.194%, 08/13/2017	40,075	40,075
1.303%, 08/28/2017	50,000	49,999
1.133%, 08/28/2017	28,490	28,489
FFCB DN (B)
0.765%, 11/03/2017	19,355	19,317
1.060%, 02/15/2018	39,608	39,379
FHLB (A)
1.112%, 08/03/2017	57,000	57,000
1.089%, 08/05/2017	47,000	47,000
1.084%, 08/05/2017	74,525	74,525
1.061%, 08/05/2017	47,500	47,500
1.184%, 08/09/2017	78,000	78,000
1.084%, 08/13/2017	200,130	200,130
1.086%, 08/17/2017	40,220	40,220
1.081%, 08/17/2017	69,130	69,130
1.228%, 08/20/2017	8,630	8,630
1.219%, 08/21/2017	11,000	11,000
1.167%, 08/22/2017	25,000	25,000
1.232%, 08/25/2017	9,755	9,755
1.142%, 08/25/2017	65,345	65,345
0.949%, 08/25/2017	91,235	91,235
1.132%, 09/01/2017	110,000	110,000
1.042%, 09/01/2017	62,670	62,670
0.962%, 09/01/2017	49,630	49,630
1.132%, 09/02/2017	19,500	19,500
1.010%, 09/02/2017	20,000	20,000
1.149%, 09/13/2017	23,145	23,145
1.210%, 09/18/2017	35,000	35,000
1.114%, 09/20/2017	55,365	55,365
1.269%, 10/08/2017	40,000	40,000
1.249%, 10/26/2017	80,000	79,998
1.237%, 10/27/2017	25,000	24,999
1.086%, 05/18/2018	56,905	56,905
FHLB DN (B)
0.650%, 08/02/2017	60,260	60,259
1.032%, 08/09/2017	12,000	11,997
0.982%, 08/10/2017	74,710	74,692
0.889%, 08/11/2017	277,305	277,237
0.672%, 08/16/2017	40,000	39,989
0.945%, 08/18/2017	69,880	69,849
0.682%, 08/22/2017	47,350	47,331

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.697%, 08/23/2017	$80,220	$80,186
0.898%, 08/28/2017	55,330	55,293
0.697%, 08/30/2017	41,455	41,432
1.003%, 09/13/2017	66,445	66,366
0.983%, 09/15/2017	56,745	56,675
0.943%, 09/18/2017	53,915	53,847
1.032%, 09/19/2017	37,950	37,897
1.006%, 09/20/2017	133,740	133,554
0.914%, 09/22/2017	90,090	89,971
1.084%, 10/12/2017	70,170	70,018
0.959%, 10/13/2017	32,195	32,133
0.980%, 10/18/2017	118,725	118,474
0.984%, 10/25/2017	48,090	47,979
1.081%, 10/27/2017	90,725	90,489
1.068%, 11/01/2017	34,250	34,157
0.995%, 11/02/2017	35,895	35,803
1.079%, 11/22/2017	15,800	15,747
1.007%, 12/04/2017	15,610	15,556
1.007%, 12/05/2017	39,605	39,466
1.105%, 12/15/2017	50,500	50,290
1.147%, 12/29/2017	52,000	51,753
1.141%, 01/19/2018	87,180	86,710
1.144%, 01/26/2018	84,120	83,647
FHLMC
0.875%, 03/07/2018	34,000	33,956
FHLMC DN (B)
0.803%, 08/02/2017	64,530	64,529
0.833%, 08/03/2017	51,285	51,283
0.833%, 08/04/2017	75,000	74,995
0.652%, 09/01/2017	72,490	72,449
0.734%, 10/16/2017	75,000	74,884
FHLMC MTN (A)
1.274%, 10/08/2017	22,855	22,855
1.274%, 10/12/2017	36,215	36,215
FNMA
0.875%, 05/21/2018	46,870	46,736

Total U.S. Government Agency Obligations (Cost $4,151,361) ($ Thousands)		4,151,361

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bills (B)
0.631%, 08/03/2017	127,910	127,905
0.909%, 09/28/2017	68,530	68,430
0.955%, 10/12/2017	47,605	47,515
1.018%, 11/16/2017	3,905	3,893
U.S. Treasury Notes
0.875%, 10/15/2017	128,290	128,317
4.250%, 11/15/2017	22,075	22,294
0.875%, 11/15/2017	79,400	79,367

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.750%, 02/28/2018	$33,930	$33,860

Total U.S. Treasury Obligations (Cost $511,581) ($ Thousands)		511,581

REPURCHASE AGREEMENTS (C) — 43.4%
Bank of Montreal 1.030%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $230,006,581 (collateralized by various U.S. Treasury obligations, ranging in par value $205,500 - $85,362,200, 0.750% - 3.875%, 01/31/18 - 08/15/40; with total market value $234,600,020)	230,000	230,000
Bank of Nova Scotia 1.030%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $18,000,515 (collateralized by various U.S. Treasury obligations, ranging in par value $4,395,700 - $7,260,900, 0.125% - 2.500%, 04/15/18 - 05/15/24; with total market value $18,360,605)	18,000	18,000
BNP Paribas 1.040%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $418,012,076 (collateralized by various U.S. Treasury obligations, ranging in par value $5 - $219,160,900, 0.000% - 1.875%, 04/30/22 - 2/15/47; with total market value $426,360,000)	418,000	418,000
Citigroup Global 1.060%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $9,000,265 (collateralized by various FNMA and GNMA obligations, ranging in par value $1,723 - $3,048,250, 3.000% - 5.500%, 02/01/36 - 01/20/47; with total market value $9,180,001)	9,000	9,000
Citigroup Global 1.040%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $51,001,473 (collateralized a U.S. Treasury obligation, par value $52,454,400, 1.375%, 01/31/21; with total market value $52,020,012	51,000	51,000
Goldman Sachs 1.000%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $73,002,028 (collateralized by various U.S. Treasury obligations, ranging in par value $32,123,637- $57,263,882, 1.237% - 3.881%, 05/15/18 - 02/15/38; with total market value $74,460,000)	73,000	73,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (C) (continued)
Goldman Sachs 1.030%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $325,009,299 (collateralized by various FHLB, FMAC, FNMA and U.S. Treasury obligations, ranging in par value $167,000 - 7,859,000, 0.000% - 3.375%, 08/17/17 - 08/15/43; with total market value $331,500,016)	$325,000	$325,000
JPMorgan 1.040%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $435,012,567 (collateralized by various U.S. Treasury obligations, ranging in par value $376,500 - $340,207,800, 0.972% - 1.073%, 09/28/17 - 12/07/17; with total market value $443,700,837)	435,000	435,000
Merrill Lynch 1.060%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $150,004,417 (collateralized by various Inter-American Development Bank, International Bank for Reconstruction and various U.S. Treasury obligations, ranging in par value 50,000 - $129,801,400, 1.125% - 4.375%, 08/10/20 - 1/24/44; with total market value $153,000,003)	150,000	150,000
Mitsubishi 1.020%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $280,007,933 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $43,909,500, 0.000% - 8.750%, 11/30/18 - 02/15/47; with total market value $285,600,049)	280,000	280,000
Mizuho Securities 1.060%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $40,001,178 (collateralized by various Inter-American Development Bank and U.S. Treasury obligations, ranging in par value $250,000 - $33,746,700, 0.000% - 2.000%, 09/11/17 - 11/15/21; with total market value $40,800,085)	40,000	40,000
Natixis 1.040%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $125,003,611 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $44,017,300, 0.750% - 8.750%, 02/15/18 - 11/15/42; with total market value $127,500,048)	125,000	125,000

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (C) (continued)
Natixis 1.050%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $62,001,808 (collateralized by various FMAC, FNMA, GNMA and U.S. Treasury obligations, ranging in par value $100 - $68,003,212, 0.125% - 8.750%, 02/15/18 - 04/01/47; with total market value $63,542,983)	$62,000	$62,000
RBC Capital 1.020%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $50,001,417 (collateralized by various U.S. Treasury obligations, ranging in par value $100,000 - $88,500,000, 0.000% - 3.375%, 01/15/25 - 05/15/47; with total market value $51,000,025)	50,000	50,000
RBC Capital 1.030%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $116,503,333 (collateralized by various FMAC and FNMA obligations, ranging in par value $1,769 - $25,843,348, 2.186% - 3.685%, 05/01/25 - 03/01/47; with total market value $119,995,000)	116,500	116,500
TD Securities 1.040%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $353,010,198 (collateralized by various U.S. Treasury obligations, ranging in par value $4,839,000 - $131,810,800, 0.125% - 4.375%, 10/15/17 - 05/15/40; with total market value $360,060,022)	353,000	353,000
TD Securities 1.050%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $353,010,208 (collateralized by various FNMA or U.S. Treasury obligations, ranging in par value $81,000 - $106,419,933, 1.875% - 4.000%, 07/31/22 - 08/01/47; with total market value $360,497,065)	350,000	350,000
Wells Fargo 1.050%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $375,010,938 (collateralized by various U.S. Treasury obligations, ranging in par value $50,400 - $84,121,000, 0.000% - 2.000%, 09/21/17 - 02/15/25; with total market value $382,500,087)	375,000	375,000

Total Repurchase Agreements (Cost $3,460,500) ($ Thousands)		3,460,500

Total Investments — 101.8% (Cost $8,123,442) ($ Thousands)		$8,123,442

Percentages are based on Net Assets of $7,982,550 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2017. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B)	The rate reported is the effective yield at the time of purchase.
(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FMAC — Freddie MAC

GNMA — Government National Mortgage Association

MTN — Medium Term Note

As of July 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Government II Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 76.6%
FFCB
0.800%, 08/01/2017	$5,000	$5,000
1.267%, 08/02/2017 (A)	133	133
1.267%, 08/05/2017 (A)	19,165	19,165
1.259%, 08/08/2017 (A)	380	380
1.269%, 08/09/2017 (A)	20,185	20,193
1.284%, 08/10/2017 (A)	10,000	10,000
1.254%, 08/13/2017 (A)	1,095	1,095
1.234%, 08/13/2017 (A)	2,550	2,549
1.194%, 08/13/2017 (A)	9,925	9,925
1.246%, 08/17/2017 (A)	5,260	5,263
1.393%, 08/26/2017 (A)	6,740	6,746
1.133%, 08/28/2017 (A)	6,565	6,565
1.274%, 08/29/2017 (A)	50	50
1.147%, 09/07/2017 (A)	29,000	28,997
1.000%, 11/06/2017	3,500	3,500
FFCB DN (B)
0.866%, 11/06/2017	25,790	25,730
0.877%, 11/09/2017	10,161	10,137
0.939%, 01/04/2018	10,000	9,960
1.168%, 01/10/2018	7,635	7,595
0.867%, 01/11/2018	8,905	8,870
FHLB (A)
1.112%, 08/03/2017	15,500	15,500
1.089%, 08/05/2017	13,000	13,000
1.061%, 08/05/2017	5,000	5,000
1.184%, 08/09/2017	19,000	19,000
1.201%, 08/15/2017	17,745	17,745
1.086%, 08/17/2017	30,280	30,280
1.081%, 08/17/2017	28,450	28,450
1.228%, 08/20/2017	3,500	3,500
1.219%, 08/21/2017	6,000	6,000
1.167%, 08/22/2017	6,000	6,000
1.232%, 08/25/2017	5,245	5,245
1.142%, 08/25/2017	15,470	15,470
0.949%, 08/25/2017	10,030	10,030
1.042%, 09/01/2017	14,080	14,080
1.010%, 09/02/2017	4,000	4,000
1.210%, 09/18/2017	5,000	5,000
1.114%, 09/20/2017	14,615	14,615
1.249%, 10/26/2017	20,000	19,999
1.237%, 10/27/2017	21,140	21,140
1.086%, 05/18/2018	30,000	30,000
FHLB DN (B)
1.000%, 08/02/2017	565,455	565,439
1.021%, 08/08/2017	790	790
1.032%, 08/09/2017	16,655	16,651

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.982%, 08/10/2017	$19,100	$19,095
0.946%, 08/11/2017	16,525	16,521
0.959%, 08/16/2017	65,000	64,974
0.945%, 08/18/2017	18,335	18,327
0.682%, 08/22/2017	12,175	12,170
0.697%, 08/23/2017	11,500	11,495
0.898%, 08/28/2017	13,350	13,341
1.031%, 08/30/2017	2,860	2,858
1.031%, 09/01/2017	8,685	8,677
1.003%, 09/13/2017	17,710	17,689
0.943%, 09/18/2017	14,170	14,152
1.032%, 09/19/2017	10,750	10,735
1.007%, 09/20/2017	36,315	36,264
0.914%, 09/22/2017	23,410	23,379
1.084%, 10/12/2017	18,670	18,630
0.959%, 10/13/2017	8,805	8,788
1.089%, 10/18/2017	21,910	21,858
0.984%, 10/25/2017	12,010	11,982
1.080%, 10/27/2017	35,710	35,617
0.995%, 11/02/2017	8,855	8,832
1.079%, 11/22/2017	4,200	4,186
1.007%, 12/05/2017	10,395	10,359
1.105%, 12/15/2017	14,500	14,440
1.147%, 12/29/2017	14,000	13,934
1.141%, 01/19/2018	22,885	22,762
1.144%, 01/26/2018	20,840	20,723

Total U.S. Government Agency Obligations (Cost $1,510,575) ($ Thousands)		1,510,575

U.S. TREASURY OBLIGATIONS — 24.6%
U.S. Treasury Bills (B)
0.953%, 08/03/2017	30,390	30,389
0.967%, 08/17/2017	110,900	110,852
0.862%, 08/24/2017	65,000	64,964
0.909%, 09/28/2017	17,410	17,385
0.955%, 10/12/2017	97,195	97,010
1.107%, 12/14/2017	34,340	34,198
1.126%, 12/21/2017	39,080	38,907
1.125%, 01/04/2018	41,580	41,379
U.S. Treasury Notes
1.352%, 08/01/2017) (A)	14,000	14,002
0.875%, 10/15/2017	31,255	31,262
4.250%, 11/15/2017	5,375	5,428

Total U.S. Treasury Obligations (Cost $485,776) ($ Thousands)		485,776

Total Investments — 101.2% (Cost $1,996,351) ($ Thousands)		$1,996,351

Percentages are based on Net Assets of $1,972,562 ($ Thousands).

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2017. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B)	The rate reported is the effective yield at the time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

As of July 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Treasury Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 57.5%
U.S. Treasury Bills (A)
0.892%, 08/03/2017	$6,200	$6,200
0.692%, 08/31/2017	2,000	1,999
0.909%, 09/28/2017	2,940	2,936
0.955%, 10/12/2017	3,080	3,074
0.960%, 10/26/2017	1,000	998
1.073%, 11/02/2017	6,080	6,063
1.076%, 12/07/2017	785	782
1.126%, 12/21/2017	2,350	2,340
1.125%, 01/04/2018	1,815	1,806
1.111%, 01/18/2018	2,015	2,004
1.136%, 01/25/2018	1,000	994
1.222%, 07/19/2018	3,000	2,965
U.S. Treasury Notes
1.456%, 08/01/2017 (B)	1,000	1,000
1.374%, 08/01/2017 (B)	8,500	8,500
1.354%, 08/01/2017 (B)	2,830	2,830
1.143%, 08/01/2017 (B)	1,735	1,735
4.750%, 08/15/2017	255	255
0.875%, 08/15/2017	35	35
0.625%, 08/31/2017	1,540	1,540
1.000%, 09/15/2017	355	355
0.875%, 10/15/2017	1,980	1,980
4.250%, 11/15/2017	1,470	1,484
0.875%, 11/15/2017	1,180	1,180
0.875%, 11/30/2017	85	85
0.875%, 01/31/2018	905	904
3.500%, 02/15/2018	750	760
1.000%, 02/15/2018	705	705
0.750%, 02/28/2018	470	469
2.875%, 03/31/2018	1,500	1,518

Total U.S. Treasury Obligations (Cost $57,496) ($ Thousands)		57,496

REPURCHASE AGREEMENTS (C) — 44.0%
Bank of Montreal 1.030%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $2,000,057 (collateralized by various U.S. Treasury obligations, ranging in par value $4,800 - $403,000, 0.000% - 8.750%, 10/12/17 - 02/15/45; with total market value $2,040,057)	2,000	2,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (C) (continued)
Bank of Nova Scotia 1.030%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $5,000,143 (collateralized by various U.S. Treasury obligations, ranging in par value $898,900 - $3,145,500, 1.625% - 2.250%, 12/31/19 - 11/15/25; with total market value $5,100,237)	$5,000	$5,000
BNP Paribas 1.040%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $1,000,029 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $839,849, 0.000% - 4.350%, 08/15/24 - 05/15/45; with total market value $1,020,000)	1,000	1,000
Citigroup Global 1.040%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $5,000,144 (collateralized by a U.S. Treasury obligation, par value $5,197,700, 1.500%, 03/31/23; with total market value $5,100,035)	5,000	5,000
Credit Agricole 1.040%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $5,000,144 (collateralized by a U.S. Treasury obligation, par value $5,097,300, 1.500%, 07/15/20; with total market value $5,100,013)	5,000	5,000
Goldman Sachs 1.000%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $2,000,056 (collateralized by a U.S. Treasury obligation, par value $4,774,200, 0.000% - 4.372%, 02/15/46; with total market value $2,040,016)	2,000	2,000
Merrill Lynch 1.040%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $5,000,144 (collateralized by a U.S. Treasury obligation, par value $5,089,700, 1.875%, 07/31/22; with total market value $5,100,038)	5,000	5,000
Mitsubishi 1.020%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $5,000,142 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $1,343,700, 1.250% - 3.875%, 11/15/18 - 04/15/29; with total market value $5,100,042)	5,000	5,000

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (C) (continued)
Natixis 1.040%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $2,000,058 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $2,000,000, 1.750% - 8.750%, 08/15/20 - 05/15/46; with total market value $2,040,024)	$2,000	$2,000
RBC Capital 1.020%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $2,000,057 (collateralized by a U.S. Treasury obligation, par value $1,063,700, 3.375%, 04/15/32; with total market value $2,040,089)	2,000	2,000
Societe Generale 1.050%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $4,000,117 (collateralized by a U.S. Treasury obligation, par value $4,128,600, 1.214%, 07/19/18; with total market value $4,080,016)	4,000	4,000
TD Securities 1.040%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $2,000,058 (collateralized by a U.S. Treasury obligation, par value $2,064,300, 1.214%, 07/19/18; with total market value $2,040,008)	2,000	2,000
Wells Fargo 1.050%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $4,000,117 (collateralized by a U.S. Treasury obligation, par value $4,091,600, 1.375%, 10/31/20; with total market value $4,080,092)	4,000	4,000

Total Repurchase Agreements (Cost $44,000) ($ Thousands)		44,000

Total Investments — 101.5% (Cost $101,496) ($ Thousands)		$101,496

Percentages are based on Net Assets of $100,010 ($ Thousands).

(A)	The rate reported is the effective yield at the time of purchase.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2017. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(C)	Tri-Party Repurchase Agreement.

As of July 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Treasury II Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Bills (A)
0.963%, 08/03/2017	$3,000	$3,000
0.939%, 08/10/2017	166,000	165,961
0.956%, 08/17/2017	53,000	52,977
0.911%, 08/24/2017	61,000	60,964
0.914%, 09/14/2017	15,000	14,983
0.909%, 09/28/2017	10,715	10,699
0.955%, 10/12/2017	15,765	15,735
0.960%, 10/26/2017	3,600	3,592
1.073%, 11/02/2017	2,380	2,374
1.076%, 12/07/2017	4,230	4,214
1.107%, 12/14/2017	13,525	13,469
1.126%, 12/21/2017	24,735	24,626
1.101%, 01/04/2018	33,075	32,918
1.111%, 01/18/2018	9,830	9,779
1.205%, 07/19/2018	3,000	2,965
U.S. Treasury Notes
1.456%, 08/01/2017 (B)	2,000	2,000
1.374%, 08/01/2017 (B)	30,000	30,000
1.354%, 08/01/2017 (B)	11,940	11,940
1.352%, 08/01/2017 (B)	5,620	5,619
1.213%, 08/01/2017 (B)	2,000	2,003
1.143%, 08/01/2017 (B)	6,510	6,510
4.750%, 08/15/2017	1,035	1,037
0.875%, 08/15/2017	150	150
0.625%, 08/31/2017	12,405	12,404
1.000%, 09/15/2017	1,665	1,666
0.875%, 10/15/2017	8,950	8,952
4.250%, 11/15/2017	6,120	6,180
0.875%, 11/30/2017	385	385
0.875%, 01/31/2018	4,195	4,192
1.000%, 02/15/2018	3,325	3,326
0.750%, 02/28/2018	2,320	2,315
2.875%, 03/31/2018	4,000	4,047

Total U.S. Treasury Obligations (Cost $520,982) ($ Thousands)		520,982

Total Investments — 99.4% (Cost $520,982) ($ Thousands)		$520,982

Percentages are based on Net Assets of $523,976 ($ Thousands).

(A)	The rate reported is the effective yield at the time of purchase.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2017. The demand and interest rate reset feature gives this security a shorter effective maturity date.

As of July 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Ultra Short Duration Bond Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 52.8%
Consumer Discretionary — 0.6%
AutoZone
1.625%, 04/21/2019	$465	$463
NBCUniversal Enterprise
1.989%, 04/15/2018 (A)(B)	825	829
Thomson Reuters
1.650%, 09/29/2017	645	645

		1,937

Consumer Staples — 2.7%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	280	281
Anheuser-Busch InBev Worldwide
1.860%, 08/01/2018 (A)	900	905
CVS Health
1.900%, 07/20/2018	350	351
JM Smucker
1.750%, 03/15/2018	135	135
Kroger MTN
1.500%, 09/30/2019	800	791
Molson Coors Brewing
1.450%, 07/15/2019	775	768
Mondelez International
1.690%, 05/01/2017 (A)	450	452
Mondelez International Holdings Netherlands
1.924%, 10/28/2019 (A)(B)	1,570	1,577
Philip Morris International
1.592%, 05/21/2017 (A)	1,655	1,664
Reynolds American
2.300%, 06/12/2018	645	648
Walgreens Boots Alliance
1.750%, 11/17/2017	885	886

		8,458

Energy — 4.2%
Anadarko Petroleum
8.700%, 03/15/2019	350	386
6.950%, 06/15/2019	235	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BP Capital Markets PLC (A)
1.926%, 06/26/2017	$450	$451
1.695%, 05/10/2017	750	753
1.607%, 05/13/2017	400	401
ConocoPhillips
1.500%, 05/15/2018	340	340
Energy Transfer Partners
2.500%, 06/15/2018	750	754
Enterprise Products Operating LLC
1.650%, 05/07/2018	1,020	1,020
ExxonMobil
1.439%, 03/01/2018	600	601
Kinder Morgan
2.000%, 12/01/2017	225	225
Noble Energy
8.250%, 03/01/2019	700	766
ONEOK Partners
2.000%, 10/01/2017	600	600
Phillips 66
2.054%, 07/15/2017 (A)(B)	620	621
Schlumberger Holdings
1.900%, 12/21/2017 (B)	750	751
Schlumberger Norge
1.250%, 08/01/2017 (B)	145	145
Shell International Finance BV
1.578%, 06/12/2017 (A)	1,170	1,176
1.375%, 05/10/2019	800	797
Statoil (A)
1.639%, 05/08/2017	550	553
1.380%, 05/09/2017	870	870
Total Capital International
1.755%, 05/12/2017 (A)	400	402
TransCanada PipeLines
2.094%, 07/12/2017 (A)	1,185	1,188

		13,054

Financials — 32.2%
ABN AMRO Bank
1.944%, 07/18/2017 (A)(B)	1,145	1,151
AIG Global Funding
1.781%, 07/02/2020 (A)(B)	775	777
AIG Global Funding MTN
1.650%, 12/15/2017 (B)	680	680
American Express Credit
1.817%, 06/18/2017 (A)	300	302
American Express Credit MTN
1.875%, 11/05/2018	750	752
1.648%, 06/03/2017 (A)	900	901
1.502%, 08/03/2017 (A)	345	346
American Honda Finance MTN
1.997%, 05/22/2017 (A)	935	945
1.700%, 02/22/2019	650	651

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Australia & New Zealand Banking Group
1.742%, 05/15/2017 (A)	$375	$376
Bank of America
2.344%, 07/15/2017 (A)	750	759
Bank of America MTN
5.650%, 05/01/2018	90	93
2.487%, 07/21/2017 (A)	625	635
2.467%, 07/20/2017 (A)	400	405
2.169%, 04/01/2019 (A)	1,075	1,086
2.000%, 01/11/2018	160	160
1.700%, 08/25/2017	700	700
Bank of Montreal
1.400%, 04/10/2018	750	750
Bank of Montreal MTN (A)
1.904%, 07/09/2017	825	827
1.686%, 06/15/2020	1,335	1,337
Bank of New York Mellon MTN
1.663%, 03/06/2018 (A)	350	351
Bank of Nova Scotia
2.134%, 07/15/2017 (A)	1,085	1,093
2.125%, 09/11/2019	765	769
1.860%, 06/07/2017 (A)	375	375
Bank of Tokyo-Mitsubishi UFJ (B)
1.529%, 06/08/2017 (A)	325	325
1.450%, 09/08/2017	325	325
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	500	507
BB&T MTN (A)
1.830%, 05/01/2017	350	352
1.816%, 06/27/2017	400	403
Berkshire Hathaway
1.150%, 08/15/2018	400	399
Berkshire Hathaway Finance
1.604%, 07/13/2017 (A)	565	566
1.450%, 03/07/2018	650	650
BMW US Capital LLC
1.656%, 06/13/2017 (A)(B)	1,505	1,514
BPCE MTN
2.392%, 05/22/2022 (A)(B)	250	253
Branch Banking & Trust
1.754%, 07/18/2017 (A)	855	858
1.450%, 05/10/2019	590	587
Canadian Imperial Bank of Commerce
1.743%, 06/06/2017 (A)	980	984
Capital One (A)
2.461%, 07/30/2017	500	504
2.001%, 06/13/2017	500	502
Capital One Financial
1.941%, 05/12/2020 (A)	670	673
Citibank
1.728%, 06/12/2020 (A)	775	779

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
2.150%, 07/30/2018	$330	$331
2.074%, 07/08/2017 (A)	700	705
2.007%, 07/27/2017 (A)	1,250	1,254
1.700%, 04/27/2018	300	300
Citizens Bank (A)
2.008%, 05/26/2022	550	549
1.768%, 05/26/2020	700	701
1.750%, 06/02/2017	550	550
Citizens Bank MTN
1.600%, 12/04/2017	1,000	1,000
Commonwealth Bank of Australia
1.819%, 05/07/2017 (A)(B)	750	755
Cooperatieve Rabobank
2.134%, 07/10/2017 (A)	800	809
Credit Agricole MTN
2.198%, 06/10/2017 (A)(B)	950	963
Credit Suisse
1.700%, 04/27/2018	750	750
Credit Suisse MTN
2.001%, 07/29/2017 (A)	500	501
Daimler Finance North America LLC (B)
2.041%, 07/05/2017 (A)	845	852
2.030%, 08/01/2018 (A)	400	403
1.500%, 07/05/2019	750	744
Danske Bank
1.803%, 06/06/2017 (A)(B)	600	604
Danske Bank MTN
1.720%, 06/02/2017 (A)(B)	500	501
Deutsche Bank
1.862%, 05/13/2017 (A)	350	350
Deutsche Bank NY
2.274%, 07/13/2020 (A)	550	552
DNB Boligkreditt
1.450%, 03/21/2018 (B)	2,500	2,498
Export-Import Bank of Korea
1.898%, 05/26/2017 (A)	1,095	1,099
Fifth Third Bank
1.883%, 06/27/2017 (A)	1,625	1,634
Fifth Third Bank MTN
2.082%, 05/20/2017 (A)	400	403
Ford Motor Credit LLC
2.565%, 06/28/2017 (A)	350	353
2.304%, 07/10/2017 (A)	750	755
2.146%, 06/15/2017 (A)	1,220	1,226
2.058%, 06/12/2017 (A)	500	502
1.897%, 08/12/2019	350	348
General Motors Financial
2.400%, 04/10/2018	1,025	1,029
2.234%, 07/13/2017 (A)	450	452
Goldman Sachs Group
2.424%, 07/26/2017 (A)	750	757

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.375%, 01/22/2018	$1,450	$1,456
2.352%, 06/27/2017 (A)	525	531
2.036%, 06/13/2017 (A)	1,200	1,209
HSBC Bank PLC
1.822%, 05/15/2017 (A)(B)	1,550	1,556
Huntington National Bank
2.200%, 11/06/2018	1,010	1,015
1.738%, 06/12/2017 (A)	650	653
Hyundai Capital America MTN (B)
2.000%, 03/19/2018	165	165
2.000%, 07/01/2019	300	298
ING Bank
1.989%, 07/02/2017 (A)(B)	300	302
ING Groep
2.445%, 06/29/2017 (A)	400	406
Jackson National Life Global Funding (B)
2.023%, 06/27/2022 (A)	375	378
1.875%, 10/15/2018	400	401
JPMorgan Chase (A)
2.268%, 07/23/2017	500	508
2.214%, 07/25/2017	1,570	1,576
1.944%, 07/28/2017	500	503
1.771%, 06/09/2017	550	551
KeyBank
2.350%, 03/08/2019	250	252
1.982%, 05/22/2017 (A)	750	756
Korea Development Bank
1.650%, 05/27/2017 (A)	500	500
Manufacturers & Traders Trust
1.791%, 05/18/2022 (A)	450	450
MetLife
6.817%, 08/15/2018	742	782
Metropolitan Life Global Funding I (B)
1.697%, 06/19/2017 (A)	1,000	1,004
1.500%, 01/10/2018	220	220
Mizuho Bank
1.746%, 06/25/2017 (A)(B)	580	580
Moody’s
1.568%, 06/04/2017 (A)	540	541
Morgan Stanley (A)
2.487%, 07/20/2017	475	480
2.163%, 07/24/2017	625	630
1.982%, 05/15/2017	1,290	1,295
Morgan Stanley MTN
5.950%, 12/28/2017	140	142
MUFG Americas Holdings
1.625%, 02/09/2018	905	905
National Bank of Canada MTN
1.788%, 06/12/2020 (A)	1,075	1,077
New York Life Global Funding
1.703%, 07/24/2017 (A)(B)	600	603

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nissan Motor Acceptance MTN (B)
1.884%, 07/13/2017 (A)	$1,000	$1,003
1.500%, 03/02/2018	300	300
PNC Bank
1.800%, 11/05/2018	1,600	1,603
1.538%, 05/19/2020 (A)	500	501
1.450%, 07/29/2019	350	348
Protective Life Global Funding
1.722%, 04/15/2019 (B)	355	353
Prudential Financial MTN
6.000%, 12/01/2017	1,320	1,339
1.962%, 08/15/2018 (A)	750	755
Reckitt Benckiser Treasury Services PLC
1.856%, 06/24/2022 (A)(B)	550	551
Regions Bank
7.500%, 05/15/2018	600	627
Santander Holdings USA
2.642%, 05/24/2017 (A)	720	722
Santander UK PLC
1.705%, 06/29/2017 (A)	350	350
Societe Generale MTN
2.379%, 10/01/2018 (A)	700	707
Standard Chartered PLC MTN
1.944%, 07/17/2017 (A)(B)	900	901
Sumitomo Mitsui Banking (A)
1.976%, 07/19/2017	300	302
1.845%, 05/11/2017	650	652
Sumitomo Mitsui Banking MTN
2.244%, 07/18/2017 (A)	850	859
SunTrust Bank
1.841%, 07/30/2017 (A)	1,835	1,847
Svenska Handelsbanken MTN
1.713%, 06/06/2017 (A)	400	402
Synchrony Financial
2.402%, 05/02/2017 (A)	600	607
1.875%, 08/15/2017	255	255
Toronto-Dominion Bank
2.250%, 09/25/2019 (B)	1,070	1,080
Toronto-Dominion Bank MTN
2.153%, 07/22/2017 (A)	1,015	1,025
1.853%, 07/23/2017 (A)	400	402
1.450%, 08/13/2019	550	546
Toyota Motor Credit MTN
1.744%, 07/18/2017 (A)	400	403
1.200%, 04/06/2018	600	599
UBS
1.799%, 06/08/2020 (A)(B)	1,470	1,476
UBS MTN
1.822%, 05/14/2017 (A)	450	453
US Bancorp MTN
1.714%, 07/25/2017 (A)	400	402

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bank
1.400%, 04/26/2019	$350	$349
US Bank MTN
1.891%, 07/29/2017 (A)	550	551
Volkswagen Group of America Finance LLC (A)(B)
1.642%, 05/22/2017	650	651
1.612%, 05/20/2017	1,575	1,576
Voya Financial
2.900%, 02/15/2018	1,072	1,079
Wells Fargo
2.423%, 07/24/2017 (A)	400	405
Wells Fargo MTN (A)
2.053%, 07/22/2017	550	552
1.943%, 07/23/2017	795	798
1.873%, 06/06/2017	650	657
Westpac Banking
1.914%, 07/17/2017 (A)	325	327

		100,672

Health Care — 5.3%
AbbVie
1.800%, 05/14/2018	400	401
Aetna
1.700%, 06/07/2018	2,010	2,012
Allergan Funding SCS
2.350%, 03/12/2018	1,740	1,747
2.308%, 03/12/2018 (A)	975	980
Amgen (A)
1.632%, 05/11/2020	450	453
1.502%, 05/10/2019	1,035	1,038
Baxalta
2.067%, 06/22/2017 (A)	1,750	1,758
Bayer US Finance LLC
1.582%, 07/06/2017 (A)(B)	1,000	1,000
Cardinal Health
1.998%, 06/15/2022 (A)	775	779
Catholic Health Initiatives
2.600%, 08/01/2018	270	272
1.600%, 11/01/2017	1,251	1,250
Celgene
2.125%, 08/15/2018	750	753
Medtronic
1.500%, 03/15/2018	255	255
Province of Quebec Canada MTN
1.448%, 06/04/2017 (A)	1,660	1,663
Teva Pharmaceutical Finance Netherlands III
1.700%, 07/19/2019	1,140	1,134
1.400%, 07/20/2018	900	897

		16,392

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 1.9%
Air Lease
2.125%, 01/15/2018	$230	$230
2.125%, 01/15/2020	300	300
Caterpillar Financial Services MTN (A)
1.886%, 05/23/2017	1,175	1,179
1.567%, 06/22/2017	375	376
Fortive
1.800%, 06/15/2019	260	258
General Electric MTN (A)
2.009%, 04/02/2018	250	251
1.924%, 07/09/2017	580	587
Honeywell International
1.591%, 07/31/2017 (A)	800	804
Hutchison Whampoa International 14
1.625%, 10/31/2017 (B)	400	400
John Deere Capital MTN
1.574%, 07/15/2017 (A)	650	652
PACCAR Financial MTN
1.300%, 05/10/2019	160	159
United Technologies
1.520%, 05/01/2017 (A)	600	604

		5,800

Information Technology — 1.6%
Broadcom
2.375%, 01/15/2020 (B)	800	805
Cisco Systems (A)
1.772%, 05/21/2017	350	351
1.614%, 06/20/2017	400	402
DXC Technology
2.875%, 03/27/2020 (B)	400	405
eBay
2.500%, 03/09/2018	275	276
2.181%, 01/30/2023 (A)	800	805
Fidelity National Information Services
2.850%, 10/15/2018	600	607
Hewlett Packard Enterprise
3.231%, 06/06/2017 (A)	160	163
3.041%, 06/06/2017 (A)	955	957
2.450%, 10/05/2017	328	329

		5,100

Materials — 0.5%
Air Liquide Finance
1.375%, 09/27/2019 (B)	400	396
EI du Pont de Nemours
1.700%, 08/01/2017 (A)	780	787
Martin Marietta Materials
1.822%, 05/22/2020 (A)	400	401

		1,584

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 1.0%
Simon Property Group
1.500%, 02/01/2018 (B)	$1,470	$1,469
WEA Finance LLC
1.750%, 09/15/2017 (B)	1,535	1,535

		3,004

Telecommunications — 1.4%
AT&T
5.500%, 02/01/2018	1,070	1,090
2.226%, 06/30/2017 (A)	700	709
Verizon Communications
2.992%, 06/14/2017 (A)	720	733
1.552%, 05/15/2017 (A)	1,520	1,523
1.375%, 08/15/2019	350	347

		4,402

Utilities — 1.4%
Connecticut Light & Power
5.650%, 05/01/2018	960	990
DTE Energy
1.500%, 10/01/2019	435	429
Emera US Finance
2.150%, 06/15/2019	165	165
NextEra Energy Capital Holdings
1.649%, 09/01/2018	95	95
Sempra Energy
1.625%, 10/07/2019	850	846
Southern
1.550%, 07/01/2018	300	300
Southern Power
1.500%, 06/01/2018	715	714
Virginia Electric & Power
1.200%, 01/15/2018	950	948

		4,487

Total Corporate Obligations (Cost $164,435) ($ Thousands)		164,890

ASSET-BACKED SECURITIES — 21.3%
Automotive — 10.2%

Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,100	1,100
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 05/15/2017	650	650
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl D
3.000%, 07/08/2019	430	432

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	$922	$922
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	485	486
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2A
1.260%, 04/08/2019	9	9
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.974%, 06/10/2019 (A)	97	97
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	190	190
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/08/2017	90	90
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 05/08/2017	221	220
ARI Fleet Lease Trust, Ser 2014-A, Cl A3
1.550%, 11/15/2022 (B)	323	323
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (B)	170	170
CarMax Auto Owner Trust, Ser 2014-1, Cl A4
1.320%, 05/15/2017	613	613
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	750	750
CarMax Auto Owner Trust, Ser 2016-4, Cl A2
1.210%, 05/26/2017	634	633
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
2.159%, 06/15/2028 (A)(B)	740	743
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (B)	310	310
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 05/15/2017 (B)	735	733
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (B)	3	3
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (B)	342	342
CPS Auto Receivables Trust, Ser 2016-A, Cl B
3.340%, 05/15/2020	400	405
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (B)	130	130
Credit Acceptance Auto Loan Trust, Ser 2015-1A, Cl A
2.000%, 07/15/2022 (B)	243	243
Credit Acceptance Auto Loan Trust, Ser 2015-2A, Cl A
2.400%, 02/15/2023 (B)	500	502

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (B)	$500	$501
DT Auto Owner Trust, Ser 2016-2A, Cl B
2.920%, 05/15/2020 (B)	740	742
DT Auto Owner Trust, Ser 2016-4A, Cl A
1.440%, 11/15/2019 (B)	349	349
DT Auto Owner Trust, Ser 2017-1A, Cl A
1.560%, 06/15/2020 (B)	630	630
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	109	109
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A3
1.640%, 03/20/2020 (B)	690	690
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 05/22/2017 (B)	229	229
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (B)	225	225
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/2021 (B)	149	149
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (B)	185	185
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (B)	160	159
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 05/16/2017	300	300
Ford Credit Auto Owner Trust, Ser 2016-C, Cl A2A
1.040%, 09/15/2019	493	492
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.759%, 08/15/2020 (A)	1,050	1,055
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.689%, 05/15/2017 (A)	290	291
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 05/13/2017	450	451
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
1.662%, 05/20/2017 (A)	665	665
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 05/15/2017 (B)	133	133
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (B)	630	630
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A3
1.530%, 05/25/2017	373	373

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	$1,080	$1,082
GM Financial Automobile Leasing Trust, Ser 2016-1, Cl A3
1.640%, 07/20/2019	800	800
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	230	230
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A3
1.610%, 12/20/2019	800	799
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.659%, 05/15/2017 (A)(B)	1,375	1,378
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/31/2017	379	379
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 05/15/2017 (B)	180	180
Mercedes-Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 05/14/2017	481	481
Mercedes-Benz Auto Lease Trust, Ser 2016-B, Cl A2
1.150%, 01/15/2019	211	211
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	57	57
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.050%, 04/15/2019	96	96
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	395	393
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 05/15/2017 (B)	1,450	1,451
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (B)	188	188
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 05/15/2017 (B)	95	95
Prestige Auto Receivables Trust, Ser 2016-2A, Cl A2
1.460%, 07/15/2020 (B)	556	555
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl D
2.570%, 03/15/2019	600	601
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl D
2.650%, 08/17/2020	250	252

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl D
3.100%, 11/16/2020	$600	$609
Santander Drive Auto Receivables Trust, Ser 2015-1, Cl B
1.970%, 11/15/2019	889	889
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	450	451
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/2020	85	85
Securitized Term Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (B)	275	275
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 05/11/2017	100	100
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (B)	659	659
Westlake Automobile Receivable Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (B)	305	305
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	4	4
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (B)	135	135
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (B)	350	350
World Omni Auto Receivables Trust, Ser 2015-B, Cl A2A
0.960%, 05/14/2017	76	76
World Omni Auto Receivables Trust, Ser 2016-B, Cl A2
1.100%, 01/15/2020	136	135

		31,755

Credit Card — 3.1%

BA Credit Card Trust, Ser 2015-A2, Cl A
1.360%, 09/15/2020	370	370
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.876%, 05/15/2017 (A)(B)	210	211
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	305	305
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A1
1.676%, 05/15/2017 (A)	800	804

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CARDS II Trust, Ser 2017-1A, Cl A
1.596%, 04/18/2022 (A)(B)	$865	$865
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	500	496
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
1.507%, 05/24/2017 (A)	650	651
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
1.766%, 05/19/2017 (A)	150	151
Evergreen Credit Card Trust, Ser 2016-1, Cl A
1.946%, 05/15/2017 (A)(B)	1,100	1,104
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,650	1,651
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	2,300	2,301
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.953%, 05/26/2021 (A)(B)	620	623

		9,532

Miscellaneous Business Services — 7.8%

Apidos CLO XII, Ser 2013-12A, Cl A
2.258%, 04/15/2025 (A)(B)	540	541
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl AR
2.458%, 07/17/2017 (A)(B)	650	652
Cent CLO, Ser 2014-16A, Cl A1AR
2.284%, 05/03/2017 (A)(B)	445	445
Cent CLO 20, Ser 2017-20A, Cl AR
2.414%, 01/25/2026 (A)(B)	995	995
CIFC Funding, Ser 2013-1A, Cl A1
2.454%, 07/16/2017 (A)(B)	485	485
CIFC Funding, Ser 2016-3A, Cl A2R
2.920%, 07/30/2017 (A)(B)	840	840
CIFC Funding, Ser 2017-1A, Cl A1R
2.550%, 07/16/2030 (A)(B)	485	485
CNH Equipment Trust, Ser 2014-C, Cl A3
1.050%, 11/15/2019	36	36
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 05/31/2017	122	122
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
2.162%, 05/27/2017 (A)	501	502
Dryden XXXI Senior Loan Fund, Ser 2017-31A, Cl AR
2.238%, 04/18/2026 (A)(B)	1,210	1,209
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (B)	336	336

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.542%, 05/25/2017 (A)	$573	$571
John Deere Owner Trust, Ser 2014-B, Cl A4
1.500%, 06/15/2021	415	415
Limerock CLO II, Ser 2017-2A, Cl AR
2.458%, 07/18/2017 (A)(B)	800	801
Madison Park Funding IV, Ser 2007-4A, Cl A1B
1.456%, 06/24/2017 (A)(B)	420	418
Madison Park Funding XII, Ser 2017-12A, Cl AR
2.567%, 07/20/2026 (A)(B)	305	306
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	140	140
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (B)	210	210
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (A)(B)	75	76
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (B)	224	223
Navient Student Loan Trust, Ser 2015-1, Cl A1
1.532%, 05/27/2017 (A)	157	157
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.712%, 07/20/2017 (A)(B)	194	195
New Residential Advance Receivables Trust, Ser 2016-T2, Cl AT2
2.575%, 05/25/2017 (B)	600	597
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	88	88
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 05/10/2017 (B)	74	74
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (B)	665	665
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
2.437%, 07/20/2026 (A)(B)	500	500
OCP CLO, Ser 2015-8A, Cl A1
2.834%, 07/31/2017 (A)(B)	500	500
OCP CLO, Ser 2016-2A, Cl A1R
2.572%, 11/22/2025 (A)(B)	370	373
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
2.424%, 07/17/2017 (A)(B)	550	550
Octagon Investment Partners XX, Ser 2017-1A, Cl AR
2.311%, 08/12/2026 (A)(B)	740	745
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.276%, 07/21/2017 (A)(B)	334	334
OZLM XII, Ser 2015-12A, Cl A1
2.761%, 04/30/2027 (A)(B)	395	397
Race Point VII CLO, Ser 2016-7A, Cl AR
2.380%, 11/08/2024 (A)(B)	580	579

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-14, Cl A5
1.544%, 07/26/2017 (A)	$40	$40
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.484%, 07/26/2017 (A)	286	286
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.404%, 07/25/2017 (A)	547	547
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.434%, 07/25/2017 (A)	360	358
SLM Student Loan Trust, Ser 2005-6, Cl A5A
1.266%, 07/25/2017 (A)	92	92
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.014%, 07/25/2017 (A)	839	862
SLM Student Loan Trust, Ser 2008-9, Cl A
2.814%, 07/25/2017 (A)	851	872
SoFi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (B)	161	163
SoFi Professional Loan Program LLC, Ser 2017- A, Cl A1
1.932%, 03/26/2040 (A)(B)	342	344
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 05/22/2017 (B)	605	600
Symphony CLO VIII, Ser 2014-8A, Cl BR
2.905%, 01/09/2023 (A)(B)	475	475
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	123	124
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	120	121
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	106	107
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 05/01/2017 (A)(B)	247	246
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	371	370
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	768	769
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	111	112
Utah State Board of Regents, Ser 2016-1, Cl A
1.966%, 05/27/2017 (A)	407	408
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	600	597
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/22/2017 (B)	365	364
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (B)	190	190
Vibrant CLO III, Ser 2016-3A, Cl A1R
2.636%, 06/20/2017 (A)(B)	540	540
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 04/25/2059 (B)	261	262

		24,411

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related — 0.2%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.912%, 05/27/2017 (A)	$159	$158
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.952%, 05/27/2017 (A)	281	281
Ameriquest Mortgage Securities, Ser 2005-R1, Cl M1
1.907%, 05/25/2017 (A)	2	2
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
2.232%, 05/25/2017 (A)	34	35
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-HE3, Cl M2
2.252%, 05/25/2017 (A)	161	161
HSBC Home Equity Loan Trust USA, Ser 2007-3, Cl APT
2.412%, 05/20/2017 (A)	34	34
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.732%, 05/25/2017 (A)	63	63

		734

Total Asset-Backed Securities (Cost $66,420) ($ Thousands)		66,432

MORTGAGE-BACKED SECURITIES — 10.1%
Agency Mortgage-Backed Obligations — 3.5%
FHLMC
5.000%, 06/01/2026	366	376
4.500%, 09/01/2026	28	29
2.730%, 05/01/2017 (A)	65	68
2.713%, 05/01/2017 (A)	36	37
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl A1
2.746%, 12/25/2019	103	105
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl A1
2.917%, 08/25/2020	162	165
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	307	305
FHLMC REMIC, Ser 2003-2641, Cl KW
4.500%, 07/15/2018	287	289
FHLMC REMIC, Ser 2003-2643, Cl MJ
4.500%, 07/15/2018	173	174
FHLMC REMIC, Ser 2003-2644, Cl EB
4.500%, 07/15/2018	190	192
FNMA
6.000%, 01/01/2027	22	25
5.000%, 05/01/2019 to 03/01/2025	859	886

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.131%, 05/01/2017 (A)	$63	$65
3.054%, 05/01/2017 (A)	23	23
3.000%, 12/01/2030	1,623	1,671
2.965%, 05/01/2017 (A)	10	10
2.693%, 05/01/2017 (A)	8	8
2.672%, 05/01/2017 (A)	10	11
2.549%, 05/01/2017 (A)	5	5
2.348%, 05/01/2017 (A)	8	8
1.900%, 10/01/2019	350	351
1.349%, 02/25/2020	350	351
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	16	17
FNMA REMIC, Ser 2001-33, Cl FA
1.682%, 05/25/2017 (A)	14	14
FNMA REMIC, Ser 2002-64, Cl FG
1.476%, 05/18/2017 (A)	16	16
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/2018	13	13
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	874	898
FNMA TBA
3.500%, 08/01/2040	850	886
FNMA, Ser 2011-M7, Cl A2
2.578%, 05/01/2017	373	374
FNMA, Ser 2015-MA, Cl ASQ2
1.626%, 02/25/2018	152	152
FREMF Mortgage Trust, Ser 2011-K703, Cl B
5.045%, 05/01/2017 (A)(B)	750	765
FREMF Mortgage Trust, Ser 2012-K502, Cl B
2.499%, 05/01/2017 (A)(B)	288	288
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.301%, 05/01/2017 (A)(B)	415	422
FREMF Mortgage Trust, Ser 2013-K502, Cl C
2.967%, 05/01/2017 (A)(B)	260	260
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.072%, 05/01/2017 (A)(B)	210	210
FREMF Mortgage Trust, Ser K704, Cl B
4.536%, 10/25/2030 (A)(B)	320	327
GNMA
2.125%, 05/01/2017 (A)	55	58
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/2034	23	23
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	92	93
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
1.534%, 05/04/2017 (A)	383	384
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
1.593%, 05/06/2017 (A)	34	34
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
1.534%, 05/04/2017 (A)	311	311

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
1.484%, 05/09/2017 (A)	$73	$73
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
1.517%, 05/09/2017 (A)	169	169
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
1.464%, 05/05/2017 (A)	6	6

		10,947

Non-Agency Mortgage-Backed Obligations — 6.6%
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	325	325
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 05/01/2017 (A)(B)	116	116
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.959%, 05/15/2017 (A)(B)	450	450
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.841%, 09/27/2044 (A)(B)	625	615
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.447%, 05/01/2017 (A)	146	136
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.403%, 05/01/2017 (A)	19	18
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.613%, 05/01/2017 (A)	70	70
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.395%, 05/01/2017 (A)	145	140
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.385%, 05/01/2017 (A)	246	245
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.267%, 05/01/2017 (A)	27	27
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
3.525%, 05/01/2017 (A)	129	114
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	396	405
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 05/01/2017 (A)(B)	142	142
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, CI A1
1.278%, 08/10/2046	84	84
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl A
2.626%, 11/15/2033 (A)(B)	980	986
Countrywide Home Loans, Ser 2004-29, Cl 1A1
1.772%, 05/25/2017 (A)	20	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
3.248%, 05/01/2017 (A)	$104	$91
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	148	148
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	274	273
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.632%, 05/25/2017 (A)	149	151
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.882%, 04/25/2024 (A)	178	181
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.632%, 01/25/2025 (A)	141	141
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
2.682%, 05/25/2017 (A)	442	444
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M1
2.332%, 12/25/2028 (A)	596	597
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1
2.432%, 05/22/2017	1,791	1,812
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
2.182%, 05/25/2017 (A)	19	19
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
2.182%, 05/25/2017 (A)	91	91
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
2.432%, 07/25/2024 (A)	65	65
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.382%, 09/25/2029 (A)	410	414
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.661%, 05/01/2017 (A)	150	146
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	79	82
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	8	8
GS Mortgage Securities II, Ser GSMS-GC14, Cl A1
1.217%, 08/10/2046	9	9
GS Mortgage Securities Trust, Ser 500K, Cl A
1.920%, 07/15/2032 (A)(B)	415	415

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.834%, 05/01/2017 (A)	$190	$171
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.613%, 05/01/2017 (A)	172	150
Hilton USA Trust, Ser 2014-ORL, Cl A
2.059%, 05/15/2017 (A)(B)	1,000	999
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.992%, 05/25/2017 (A)	51	47
Impac CMB Trust, Ser 2005-2, Cl 1A1
1.752%, 05/03/2017 (A)	55	50
Impac CMB Trust, Ser 2005-3, Cl A1
1.696%, 05/25/2017 (A)	50	45
Impac CMB Trust, Ser 2005-5, Cl A1
1.872%, 05/25/2017 (A)	40	36
Impac CMB Trust, Ser 2005-8, Cl 1A
1.752%, 05/25/2017 (A)	130	113
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A2
3.070%, 12/15/2046	680	689
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	754	766
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	271	274
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A1
1.254%, 02/15/2047	478	477
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
2.126%, 05/15/2017 (A)(B)	875	875
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
2.359%, 05/15/2017 (A)(B)	575	575
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.199%, 05/01/2017 (A)	76	73
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.484%, 05/01/2017 (A)	102	95
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.296%, 05/15/2017 (A)	914	928
Merrill Lynch Mortgage Investors, Ser 2005- A3, Cl A1
1.502%, 05/25/2017 (A)	36	36
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.639%, 05/01/2017 (A)	176	147
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	196	196
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	299	303

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2008- TOP29, Cl A4FL
3.237%, 01/11/2043 (A)	$587	$589
Morgan Stanley Capital I Trust, Ser 2012-STAR
2.084%, 08/05/2034	139	137
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	97	97
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
2.287%, 05/16/2017 (A)(B)	800	799
MortgageIT Trust, Ser 2005-5, Cl A1
1.476%, 05/25/2017 (A)	170	159
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	378	394
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
1.402%, 05/15/2017 (A)(B)	96	92
Paragon Mortgages No. 15 PLC, Ser 2007-15A, Cl A2C
1.070%, 07/19/2017 (A)(B)	232	223
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.622%, 05/01/2017 (A)	138	123
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.279%, 05/20/2017 (A)	18	16
Series RRX Trust, Ser 2014-1A, Cl A, PO
2.652%, 08/26/2044 (B)(C)	540	527
WaMu Mortgage pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.923%, 05/01/2017 (A)	202	192
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.082%, 05/01/2017 (A)	68	68
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.270%, 05/01/2017 (A)	139	137
WFRBS Commercial Mortgage Trust, Ser 2012- C10, Cl A2
1.765%, 12/15/2045	166	166
WFRBS Commercial Mortgage Trust, Ser 2012-CP, Cl A2
1.829%, 05/01/2017	200	200
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1
2.927%, 03/15/2046	655	663

		20,606

Total Mortgage-Backed Securities (Cost $31,825) ($ Thousands)		31,553

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (C) — 6.2%
American Express Credit
1.254%, 08/17/2017	$2,000	$1,999
Amgen
1.311%, 08/01/2017	1,950	1,950
Anthem
1.382%, 08/09/2017	1,520	1,519
Arizona Public Service Company
1.250%, 08/02/2017	625	625
Berkshire Hathaway Energy
1.301%, 08/07/2017	1,000	1,000
Caterpillar Financial Services
1.261%, 08/04/2017	1,200	1,200
Korea Development Bank
1.284%, 10/05/2017	800	798
Medtronic Global
1.261%, 08/07/2017	1,950	1,949
Nederlandse Gemeen
1.201%, 08/03/2017	2,000	2,000
Schlumberger Holdings
1.372%, 08/23/2017	2,400	2,398
Unitedhealth
1.271%, 08/09/2017	2,000	1,999
Wheels
1.271%, 08/11/2017	1,950	1,949

Total Commercial Paper (Cost $19,387) ($ Thousands)		19,386

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Notes
1.375%, 06/30/2018	7,500	7,509
1.125%, 12/31/2019	5,500	5,463

Total U.S. Treasury Obligations (Cost $13,008) ($ Thousands)		12,972

MUNICIPAL BONDS — 3.4%
Arizona — 0.2%
Northern Arizona University, RB
5.020%, 08/01/2018	525	542

Arkansas — 0.3%
Garland County, RB
1.540%, 11/01/2018	965	963

California — 0.9%
Anaheim, Housing & Public Improvements Authority, Ser A, RB
1.000%, 10/01/2017	710	710

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
2.012%, 04/01/2047 (A)	$775	$776
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	625	631
1.924%, 11/01/2017	565	566

		2,683

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	400	402

Illinois — 0.2%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	310	318
Illinois State, GO
5.665%, 03/01/2018	410	417
5.163%, 02/01/2018	15	16

		751

Indiana — 0.1%
Whiting, Environmental Facilities Revenue, AMT, RB
1.570%, 12/01/2044 (A)	320	320

Michigan — 0.3%
County of Genesee, GO Callable 08/14/2017 @ 100
1.832%, 10/01/2019 (A)	870	870

New Hampshire — 0.4%
New Hampshire State, Business Finance Authority, Ser B, RB Callable 08/01/2017 @ 100
1.140%, 11/01/2020 (A)	1,350	1,350

New Jersey — 0.5%
Gloucester County, Improvement Authority, Ser B, RB
1.850%, 11/01/2018	810	810
New Jersey, Economic Development Authority, Ser Q, RB
2.421%, 06/15/2018	645	644

		1,454

Pennsylvania — 0.1%
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	370	365

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin — 0.3%
Village of Pleasant Prairie, RB Callable 09/01/2017 @ 100
1.473%, 01/01/2018	$980	$980

Total Municipal Bonds (Cost $10,678) ($ Thousands)		10,680

CERTIFICATES OF DEPOSIT — 1.4%
Bank of Tokyo
1.630%, 07/06/2018	1,600	1,600
BNP Paribas
1.450%, 01/22/2018	2,000	2,000
Credit Suisse NY
1.750%, 11/14/2017	800	801

Total Certificates of Deposit (Cost $4,400) ($ Thousands)		4,401

REPURCHASE AGREEMENT (D) — 0.8%
BNP Paribas 1.060%, dated 07/31/2017, to be repurchased on 08/01/2017, repurchase price $2,600,077 (collateralized by various FMAC, FNMA, GNMA and U.S. Treasury obligations, ranging in par value $1,230 - $1,729,118, 2.625% - 4.000%, 11/15/20 - 07/01/47; with total market value $2,652,000)	2,600	2,600

Total Repurchase Agreement (Cost $2,600) ($ Thousands)		2,600

Total Investments — 100.2% (Cost $312,753) ($ Thousands)		$312,914

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at July 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	4	Oct-2017	$(1)
U.S. 5-Year Treasury Note	11	Oct-2017	1
U.S. 10-Year Treasury Note	(16)	Sep-2017	(2)
U.S. Long Treasury Bond	(1)	Sep-2017	(1)

			$(3)

For the six months ended July 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $312,439 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2017.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2017, the value of these securities amounted to $82,932 ($ Thousands), representing 26.6% of the Net Assets of the Fund.
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Fredie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$164,890	$–	$164,890
Asset-Backed Securities	–	66,432	–	66,432
Mortgage-Backed Securities	–	31,553	–	31,553
Commercial Paper	–	19,386	–	19,386
U.S. Treasury Obligations	–	12,972	–	12,972
Municipal Bonds	–	10,680	–	10,680
Certificates of Deposit	–	4,401	–	4,401
Repurchase Agreement	–	2,600	–	2,600

Total Investments in Securities	$–	$312,914	$–	$312,914

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1	$—	$—	$1
Unrealized Depreciation	(4)	—	—	(4)

Total Other Financial Instruments	$(3)	$—	$—	$(3)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the six months ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Short-Duration Government Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 63.2%
Agency Mortgage-Backed Obligations — 63.2%
FHLMC
4.500%, 02/01/2022 to 12/01/2039	$8,228	$8,773
4.000%, 06/01/2044	549	578
3.183%, 05/01/2017 (A)	24	25
3.177%, 05/01/2017 (A)	1	1
3.000%, 11/01/2036 to 12/01/2046	8,624	8,831
2.885%, 05/01/2017 (A)	16	16
2.879%, 05/01/2017 (A)	15	15
2.875%, 05/01/2017 (A)	3	3
2.843%, 05/01/2017 (A)	3	3
2.793%, 05/01/2017 (A)	8	8
2.750%, 05/01/2017 (A)	1	1
2.704%, 05/01/2017 (A)	22	22
2.685%, 05/01/2017 (A)	3	3
2.680%, 05/01/2017 (A)	1	1
2.625%, 05/01/2017 (A)	2	2
2.614%, 05/01/2017 (A)	527	548
2.604%, 05/01/2017 (A)	2	2
2.500%, 05/01/2017 (A)	3	3
2.488%, 05/01/2017 (A)	44	46
2.474%, 05/01/2017 (A)	1	1
2.435%, 05/01/2017 (A)	2	2
2.375%, 05/01/2017 (A)	1	1
2.250%, 05/01/2017 (A)	1	1
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	357	416
FHLMC REMIC, Ser 2003-2571, Cl FY
1.976%, 12/15/2032 (A)	6,207	6,264
FHLMC REMIC, Ser 2006-3148, Cl CF
1.626%, 05/15/2017 (A)	265	266
FHLMC REMIC, Ser 2006-3174, Cl FA
1.526%, 04/15/2036 (A)	1,707	1,703
FHLMC REMIC, Ser 2006-3219, Cl EF
1.626%, 04/15/2032 (A)	3,294	3,288
FHLMC REMIC, Ser 2007-3339, Cl HF
1.746%, 07/15/2037 (A)	4,621	4,651
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	2,575	2,764
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	862	86
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	1,527	153
FHLMC REMIC, Ser 2012-4030, Cl FD
1.576%, 02/15/2041 (A)	16,549	16,543

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	$2,570	$200
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	2,221	146
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	2,021	172
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	2,562	276
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	1,201	158
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	1,094	88
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	827	72
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	2,554	245
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	1,407	111
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	1,351	152
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	5,069	582
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	16,690	16,882
FHLMC REMIC, Ser 2016-4600, Cl CH
3.000%, 07/15/2041	9,176	9,397
FHLMC REMIC, Ser 2016-4617, Cl LE
3.000%, 06/15/2041	3,967	4,065
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	1,877	396
FHLMC REMIC, Ser 3153, Cl FX
1.576%, 05/15/2017 (A)	99	98
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	4,619	455
FHLMC, Ser K710, Cl A2
1.883%, 05/25/2019	6,000	6,022
FHLMC, Ser KGRP, Cl A
1.375%, 05/25/2017 (A)	4,188	4,192
FNMA
7.000%, 06/01/2037	8	9
6.500%, 05/01/2026 to 01/01/2036	193	216
6.000%, 02/01/2023 to 09/01/2024	2,115	2,253
5.500%, 10/01/2017 to 06/01/2038	526	579
5.300%, 07/01/2019	408	420
5.240%, 07/01/2019	625	660
5.000%, 03/01/2019 to 08/01/2019	50	51
4.545%, 02/01/2020	848	897
4.500%, 08/01/2021 to 08/01/2044	3,860	4,238
4.448%, 01/01/2021	3,025	3,194
4.382%, 04/01/2021	4,852	5,202
4.330%, 04/01/2021 to 07/01/2021	3,799	4,093
4.302%, 07/01/2021	513	551

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.295%, 06/01/2021	$3,579	$3,846
4.230%, 01/01/2021	4,538	4,839
4.210%, 07/01/2020	672	711
4.070%, 04/01/2019	1,138	1,180
4.066%, 07/01/2020	2,537	2,681
4.050%, 01/01/2021	1,000	1,067
4.040%, 06/01/2021	11,235	12,011
4.010%, 08/01/2021	1,034	1,106
4.000%, 05/01/2026 to 04/01/2042	3,255	3,429
3.990%, 07/01/2021	269	288
3.980%, 07/01/2021 to 08/01/2021	8,967	9,574
3.970%, 06/01/2021	1,933	2,062
3.890%, 10/01/2023 to 01/01/2024	1,966	2,111
3.880%, 12/01/2020	90	95
3.870%, 01/01/2024	856	922
3.850%, 01/01/2024	572	616
3.840%, 08/01/2021	6,700	7,128
3.830%, 07/01/2021	382	407
3.810%, 11/01/2023	95	102
3.800%, 01/01/2023	1,907	2,032
3.793%, 12/01/2020	7,708	8,136
3.770%, 08/01/2021	942	1,000
3.770%, 05/01/2017	100	106
3.765%, 12/01/2025	7,800	8,384
3.750%, 06/01/2022 to 09/01/2023	3,285	3,501
3.739%, 06/01/2018	2,300	2,320
3.730%, 07/01/2022	2,548	2,700
3.700%, 11/01/2020 to 09/01/2021	3,369	3,564
3.650%, 11/01/2021 to 08/01/2023	3,555	3,766
3.630%, 01/01/2018	2,335	2,333
3.620%, 09/01/2020	6,907	7,243
3.590%, 10/01/2020	183	192
3.580%, 12/01/2020	891	936
3.510%, 11/01/2021	1,083	1,141
3.500%, 08/01/2040 to 01/01/2046	2,124	2,194
3.490%, 12/01/2020	6,382	6,666
3.470%, 11/01/2020	159	166
3.400%, 03/01/2022	3,603	3,791
3.340%, 03/01/2027	730	759
3.265%, 01/01/2022	965	1,006
3.260%, 12/01/2020	569	591
3.250%, 12/01/2021 to 04/01/2027	4,052	4,202
3.230%, 11/01/2020 to 04/01/2027	6,559	6,775
3.210%, 09/01/2021	338	350
3.180%, 02/01/2027	3,181	3,269
3.170%, 03/01/2027	1,610	1,654
3.150%, 01/01/2027	1,495	1,533
3.131%, 05/01/2017 (A)	303	312
3.130%, 04/01/2027	2,570	2,631
3.090%, 02/01/2027 to 03/01/2027	13,827	14,144
3.029%, 05/01/2017 (A)	109	111
3.017%, 04/01/2022	275	283

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.000%, 09/01/2027 to 03/01/2031	$4,079	$4,198
2.990%, 10/01/2017	3,082	3,079
2.970%, 06/01/2027	7,336	7,396
2.960%, 01/01/2027	1,289	1,307
2.940%, 06/01/2022	699	723
2.930%, 05/01/2022 to 01/01/2027	6,397	6,480
2.880%, 07/01/2020	2,132	2,176
2.877%, 05/01/2017 (A)	196	204
2.850%, 06/01/2027	3,834	3,863
2.830%, 06/01/2022	180	186
2.740%, 04/01/2022	185	190
2.693%, 05/01/2017 (A)	31	32
2.630%, 02/01/2019	4,512	4,557
2.607%, 05/01/2017 (A)	69	70
2.580%, 08/01/2022	2,200	2,246
2.540%, 03/01/2023	646	657
2.450%, 11/01/2022	400	406
2.380%, 10/01/2019	8,375	8,487
2.360%, 04/01/2022	4,600	4,639
2.310%, 10/01/2022	2,245	2,263
2.250%, 10/01/2022	3,967	3,982
2.230%, 11/01/2023	4,486	4,462
2.220%, 10/01/2022	2,230	2,239
2.200%, 07/01/2019	4,814	4,844
2.150%, 05/01/2022	4,737	4,735
2.110%, 01/01/2020	3,781	3,808
2.050%, 11/01/2023	1,308	1,290
1.970%, 11/01/2023	12,735	12,486
1.797%, 05/01/2017 (A)	1	1
1.750%, 04/01/2019 to 06/01/2020	8,337	8,295
1.690%, 12/01/2019	2,000	1,991
1.349%, 02/25/2020	11,090	11,113
FNMA REMIC, Ser 1992-61, Cl FA
1.882%, 05/25/2017 (A)	33	33
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	14	15
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	7	8
FNMA REMIC, Ser 1994-77, Cl FB
2.732%, 05/25/2017 (A)	3	3
FNMA REMIC, Ser 2002-53, Cl FK
1.632%, 05/25/2017 (A)	62	62
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	61	62
FNMA REMIC, Ser 2006-76, Cl QF
1.632%, 05/25/2017 (A)	500	500
FNMA REMIC, Ser 2006-79, Cl DF
1.582%, 05/25/2017 (A)	422	422
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	579	644
FNMA REMIC, Ser 2007-64, Cl FB
1.602%, 05/25/2017 (A)	3,287	3,291

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2008-16, Cl FA
1.932%, 05/25/2017 (A)	$3,212	$3,257
FNMA REMIC, Ser 2009-110, Cl FD
1.982%, 01/25/2040 (A)	9,094	9,234
FNMA REMIC, Ser 2009-112, Cl FM
1.982%, 01/25/2040 (A)	5,601	5,677
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/2022	4,749	4,977
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	2,254	2,420
FNMA REMIC, Ser 2010-56, Cl AF
1.782%, 06/25/2040 (A)	6,113	6,136
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	2,469	288
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	8,806	914
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.457%, 05/25/2042 (A)	680	77
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	1,568	168
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	3,633	303
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	1,312	129
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	4,079	362
FNMA REMIC, Ser 2013-130, Cl FQ
1.432%, 06/25/2041 (A)	7,651	7,599
FNMA REMIC, Ser 2013-5, Cl YI, IO
3.000%, 02/25/2028	3,142	294
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.949%, 08/25/2044 (A)	6,556	336
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.042%, 06/25/2055 (A)	3,818	219
1.882%, 06/25/2055 (A)	1,355	78
FNMA REMIC, Ser 2015-57, Cl AB
3.000%, 08/25/2045	19,100	19,456
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	776	87
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	1,427	226
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	1,814	180
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	1,109	251
FNMA REMIC, Ser 4083, Cl DI, IO
4.000%, 07/15/2027	813	90
FNMA TBA
6.000%, 08/01/2033	2,200	2,478
FNMA, Ser 2009-397, Cl
6 2.000%, 09/25/2039	3,131	3,045

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	$2,642	$259
FNMA, Ser M5, Cl FA
1.494%, 04/25/2024 (A)	4,648	4,659
FNMA, Ser M6, Cl A1
1.829%, 05/25/2021	3,713	3,712
GNMA
6.500%, 08/15/2037 to 02/20/2039	362	403
6.000%, 10/15/2017 to 06/15/2041	7,920	8,974
5.500%, 10/15/2034 to 02/15/2041	2,991	3,336
5.000%, 09/15/2039 to 04/15/2041	1,792	1,971
4.000%, 07/15/2041 to 08/15/2041	186	196
GNMA TBA
6.000%, 08/01/2033	1,600	1,801
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	4,408	1,047
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	1,789	437
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	5,448	1,135
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	895	159
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	1,016	231
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	1,852	194
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	445	95
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	5,110	5,163
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	591	66
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	790	78
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	3,556	537
GNMA, Ser 2015-17, CI, IO
3.500%, 05/20/2043	456	61
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	2,234	321
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	1,845	432
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	1,777	171
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	3,843	891
GNMA, Ser 2016-177, Cl A
2.400%, 09/16/2046	4,239	4,221
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	3,776	534
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	2,972	724

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

Short-Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	$8,043	$898
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	1,101	278
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	2,898	671
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	2,024	421
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	3,330	812

Total Mortgage-Backed Securities (Cost $501,821) ($ Thousands)		503,672

U.S. TREASURY OBLIGATIONS — 23.3%
U.S Treasury Inflation-Protected Securities
0.125%, 01/15/2023	14,791	14,734
U.S. Treasury Notes
1.625%, 03/31/2019	142,800	143,486
1.625%, 07/31/2020	12,850	12,891
1.375%, 09/30/2020	15,075	14,993

Total U.S. Treasury Obligations (Cost $186,432) ($ Thousands)		186,104

U.S. GOVERNMENT AGENCY OBLIGATION — 7.3%
FHLMC 1.375%, 05/01/2020	58,600	58,364

Total U.S. Government Agency Obligation (Cost $58,284) ($ Thousands)		58,364

REPURCHASE AGREEMENTS (B) — 1.2%
BNP Paribas 1.060%, dated 07/31/2017, to be repurchased on 08/01/2017, repurchase price $6,100,180 (collateralized by various FNMA, GNMA and U.S. Treasury obligations, ranging in par value $1,284 - $4,497,000, 0.000% - 4.000%, 11/24/17 - 06/01/47; with total market value $6,222,000)	6,100	6,100
Deutsche Bank 1.080%, dated 07/31/2017, to be repurchased on 08/01/2017, repurchase price $3,500,105 (collateralized by a U.S. Treasury obligation, par value $3,502,600, 2.000%, 08/31/21; with total market value $3,570,035)	3,500	3,500

Total Repurchase Agreements (Cost $9,600) ($ Thousands)		9,600

Total Investments — 95.0% (Cost $756,137) ($ Thousands)		$757,740

A list of the open futures contracts held by the Fund at July 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(325)	Sep-2017	$(157)
Ultra 10-Year U.S. Treasury Note	(361)	Sep-2017	(132)
U.S. 2-Year Treasury Note	1,457	Oct-2017	(57)
U.S. 5-Year Treasury Note	(706)	Oct-2017	56

			$(290)

For the six months ended July 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $797,553 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2017.
(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$503,672	$–	$503,672
U.S. Treasury Obligations	–	186,104	–	186,104
U.S. Government Agency Obligation	–	58,364	–	58,364
Repurchase Agreements	–	9,600	–	9,600

Total Investments in Securities	$–	$757,740	$–	$757,740

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$56	$—	$—	$56
Unrealized Depreciation	(346)	—	—	(346)

Total Other Financial Instruments	$(290)	$—	$—	$(290)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the six months ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

GNMA Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 98.6%
Agency Mortgage-Backed Obligations — 98.6%
FHLMC
3.650%, 04/01/2030	$598	$615
3.000%, 08/01/2042 to 12/01/2046	172	179
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	118	12
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	213	21
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	351	27
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	297	20
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	823	102
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	315	34
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	151	12
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	122	11
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	174	14
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	381	77
FHLMC REMIC, Ser 2017-4654, Cl KY
3.000%, 02/15/2047	650	623
FHLMC REMIC, Ser 2017-4656, Cl KB
3.000%, 02/15/2047	275	263
FNMA
8.000%, 07/01/2025 to 09/01/2028	29	31
7.000%, 08/01/2029 to 09/01/2032	57	59
6.500%, 09/01/2032	59	66
4.180%, 11/01/2028	1,656	1,821
3.590%, 09/01/2030	210	221
3.410%, 08/01/2027	1,125	1,176
3.390%, 09/01/2026	300	313
3.340%, 01/01/2027	241	250
3.260%, 01/01/2027 to 06/01/2027	386	398
3.230%, 02/01/2027	149	154
3.130%, 02/01/2027	200	205
2.990%, 11/01/2024	580	597
2.970%, 06/01/2027	200	202
2.780%, 03/01/2027	300	301
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/2020	6	6
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	12	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	$192	$20
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	183	18
FNMA REMIC, Ser 2013-5, Cl YI, IO
3.000%, 02/25/2028	387	36
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	233	23
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	139	31
FNMA REMIC, Ser 2016-91, Cl PL
2.500%, 12/25/2046	325	295
FNMA REMIC, Ser 2017-42, Cl HL
3.000%, 06/25/2047	875	844
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	329	32
GNMA
10.000%, 10/15/2018 to 09/15/2019	2	2
9.500%, 08/15/2017 to 10/15/2020	7	7
9.000%, 12/15/2017 to 05/15/2022	30	30
8.000%, 10/15/2020 to 03/15/2032	189	207
7.750%, 10/15/2026	23	25
7.500%, 02/15/2027 to 10/15/2035	164	189
7.250%, 01/15/2028	46	50
7.000%, 04/15/2019 to 11/15/2033	1,703	1,981
6.750%, 11/15/2027	9	10
6.500%, 10/15/2023 to 10/15/2038	539	619
6.000%, 12/15/2027 to 12/15/2040	1,207	1,362
5.500%, 08/01/2023 to 02/15/2041	1,496	1,699
5.000%, 06/15/2033 to 01/20/2045	4,128	4,573
4.500%, 08/15/2033 to 01/20/2046	4,751	5,063
4.000%, 03/20/2040 to 07/20/2047	11,528	12,195
3.875%, 05/15/2042	1,344	1,417
3.500%, 03/20/2041 to 07/20/2047	26,166	27,226
3.000%, 10/15/2042 to 12/20/2046	7,172	7,280
2.500%, 07/20/2045 to 01/20/2047	3,061	3,002
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/2032	249	284
GNMA TBA
4.000%, 09/01/2039 to 08/01/2042	1,750	1,841
3.000%, 08/15/2042	13,890	14,092
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/2033	649	726
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	536	127
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	445	109
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	187	173
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	666	139

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2017

GNMA Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	$445	$48
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	108	19
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	135	30
GNMA, Ser 2014-115, Cl KZ
3.000%, 08/20/2044	191	182
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	1,129	129
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	416	43
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	1,796	199
GNMA, Ser 2015-125, Cl VA
2.700%, 05/16/2035 (A)	55	55
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	867	131
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	880	183
GNMA, Ser 2015-17, CI, IO
3.500%, 05/20/2043	961	129
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	958	115
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	282	41
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	264	62
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	661	129
GNMA, Ser 2016-123, Cl LM
3.000%, 09/20/2046	375	369
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	245	24
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	708	164
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	462	65
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	369	90
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	1,119	125
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	138	35
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	459	112
GNMA, Ser 2017-78, Cl AZ
3.000%, 05/20/2047	200	184

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-80, Cl AZ
3.000%, 05/20/2047	$151	$138

Total Mortgage-Backed Securities (Cost $94,925) ($ Thousands)		96,351

REPURCHASE AGREEMENT (B) — 0.8%
Deutsche Bank 1.080%, dated 07/31/2017, to be repurchased on 08/01/2017, repurchase price $800,024 (collateralized by a FNMA obligation, par value $945,996, 3.000%, 01/01/46; with total market value $816,000)	800	800

Total Repurchase Agreement (Cost $800) ($ Thousands)		800

Total Investments — 99.4% (Cost $95,725) ($ Thousands)		$97,151

A list of the open futures contracts held by the Fund at July 31, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	3	Oct-2017	$—
U.S. 10-Year Treasury Note	18	Sep-2017	7
U.S. Long Treasury Bond	1	Sep-2017	1
Ultra 10-Year U.S. Treasury Note	(8)	Sep-2017	(2)

			$6

For the six months ended July 31, 2017, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $97,731 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2017.
(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$96,351	$–	$96,351
Repurchase Agreement	–	800	–	800

Total Investments in Securities	$–	$97,151	$–	$97,151

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$8	$—	$—	$8
Unrealized Depreciation	(2)	—	—	(2)

Total Other Financial Instruments	$6	$—	$—	$6

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the six months ended July, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	29

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

July 31, 2017

	Government Fund		Government II Fund
Assets:
Investments, at value†	$ 4,662,942		$ 1,996,351
Repurchase agreements†	3,460,500		—
Cash	—		6,024
Receivable from custodian	—		—
Interest receivable	2,434		410
Receivable for fund shares sold	24		—
Receivable for investment securities sold	—		—
Receivable for variation margin	—		—
Prepaid expenses	128		40
Total Assets	8,126,028		2,002,825
Liabilities:
Payable for investment securities purchased	129,500		28,998
Payable to custodian	9,688		—
Income distribution payable	2,782		909
Administration fees payable	727		246
Investment advisory fees payable	444		60
Chief Compliance Officer fees payable	17		3
Shareholder servicing fees payable	6		—
Trustees’ fees payable	10		—
Payable for fund shares redeemed	—		—
Payable for variation margin	—		—
Accrued expense payable	304		47
Total Liabilities	143,478		30,263
Net Assets	$7,982,550		$1,972,562
† Cost of investments and repurchase agreements	$8,123,442		$1,996,351
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$7,982,622		$1,972,556
Undistributed (Distributions in excess of) net investment income	(24)		—
Accumulated net realized gain (loss) on investments	(48)		6
Net unrealized appreciation on investments	—		—
Net unrealized appreciation (depreciation) on futures contracts	—		—
Net Assets	$7,982,550		$1,972,562
Net Asset Value, Offering and Redemption Price Per Share — Class F	$1.00		$1.00
	($7,929,468,523 7,929,632,122 shares	÷ )	($1,972,562,495 1,972,655,557 shares	÷ )
Net Asset Value, Offering and Redemption Price Per Share — Class CAA	$1.00		N/A
	($53,081,376 53,079,647 shares	÷ )
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A

Amounts designated as “—” are $0 or have been rounded to $0.

N/A – Not Applicable. Class CAA and Y currently not offered.

The accompanying notes are an integral part of the financial statements.

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Treasury Fund	Treasury II Fund		Ultra Short Duration Bond Fund		Short-Duration Government Fund		GNMA Fund

$ 57,496	$ 520,982		$ 310,314		$ 748,140		$ 96,351
44,000	—		2,600		9,600		800
4,520	5,424		1,063		34		57
—	—		—		—		—
65	205		828		2,678		344
—	—		903		1,669		719
120	618		—		47,607		27,543
—	—		1		43		—
20	22		16		53		6
106,221	527,251		315,725		809,824		125,820

6,183	2,992		2,854		5,410		27,894
—	—		—		—		—
24	207		72		315		59
—	60		45		74		17
3	16		26		61		7
—	—		—		—		—
—	—		18		64		—
1	—		—		—		21
—	—		261		6,170		87
—	—		—		22		1
—	—		10		155		3
6,211	3,275		3,286		12,271		28,089
$100,010	$523,976		$312,439		$797,553		$97,731
$101,496	$520,982		$312,753		$756,137		$95,725

$100,010	$523,968		$333,531		$806,107		$98,472
—	15		(149)		(571)		(244)
—	(7)		(21,101)		(9,296)		(1,929)
—	—		161		1,603		1,426
—	—		(3)		(290)		6
$100,010	$523,976		$312,439		$797,553		$97,731

$1.00	$1.00		$9.35		$10.40		$10.47
($100,010,158 ÷ 100,075,166 shares)	($523,976,047 524,117,240 shares	÷ )	($266,685,535 28,533,620 shares	÷ )	($749,060,473 71,997,435 shares	÷ )	($97,618,767 9,319,436 shares	÷ )

N/A	N/A		N/A		N/A		N/A

N/A	N/A		$9.35		$10.40		$10.47
			($45,753,139 4,892,729 shares	÷ )	($48,492,735 4,661,788 shares	÷ )	($111,810 10,682 shares	÷ )

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	31

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended July 31, 2017

	Government Fund	Government II Fund
Investment Income:
Interest income	$29,442	$7,893
Total investment income	29,442	7,893
Expenses:
Administration fees	4,352	1,473
Shareholder servicing fees — Class F Shares	9,423	2,515
Shareholder servicing fees — Class CAA Shares	58	—
Investment advisory fees	2,656	704
Trustees’ fees	52	15
Chief Compliance Officer fees	20	6
Custodian/Wire agent fees	114	34
Registration fees	36	17
Pricing fees	11	4
Other expenses	352	112
Total expenses	17,074	4,880
Less, waiver of:
Investment advisory fees	—	(352)
Administration fees	(9)	(9)
Shareholder servicing fees — Class F Shares	(9,401)	(2,515)
Shareholder servicing fees — Class CAA shares	(58)	—
Net expenses	7,606	2,004
Net Investment Income	21,836	5,889
Net Realized and Unrealized Gain (Loss) on/from:
Investments	(20)	6
Futures contracts	—	—
Net change in unrealized appreciation(depreciation) on/from:
Investments	—	—
Futures contracts	—	—
Net Increase in Net Assets Resulting from Operations	$21,816	$5,895

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Treasury Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund

$ 418	$2,033	$2,559	$7,435	$1,517
418	2,033	2,559	7,435	1,517

81	404	308	809	103
134	673	328	950	129
—	—	—	—	—
38	188	154	359	46
1	5	2	7	1
1	2	1	3	—
2	10	5	15	2
1	7	3	12	2
1	2	16	57	—
10	36	17	55	16
269	1,327	834	2,267	299

(19)	(94)	—	—	—
(9)	(21)	(42)	—	—
(134)	(673)	(223)	(374)	—
—	—	—	—	—
107	539	569	1,893	299
311	1,494	1,990	5,542	1,218

—	(4)	708	(123)	(371)
—	—	(16)	(1,968)	65

—	—	574	1,868	573
—	—	(13)	(575)	10
$ 311	$1,490	$3,243	$4,744	$1,495

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	33

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2017 (Unaudited) and the year ended January 31,

	Government Fund(1)
	2/1/17 - 7/31/17	2/1/16 - 1/31/17
Operations:
Net investment income	$21,836	$11,651
Net realized gain (loss) on investments	(20)	41
Net increase in net assets resulting from operations	21,816	11,692
Dividends and Distributions to Shareholders:
Net investment income
Class F	(21,483)	(11,802)
Class CAA	(150)	(64)
Net realized gains
Class F	—	(81)
Total dividends and distributions	(21,633)	(11,947)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	22,737,259	37,455,225
Reinvestment of dividends & distributions	9,298	4,482
Cost of shares redeemed	(22,692,950)	(31,493,354)
Net increase (decrease) from Class F Transactions	53,607	5,966,353
Class CAA:
Proceeds from shares issued	67,715	65,564
Reinvestment of dividends & distributions	149	905
Cost of shares redeemed	(41,670)	(75,586)
Net increase (decrease) from Class CAA Transactions	26,194	(9,117)
Net increase (decrease) in net assets from capital shares transactions	79,801	5,957,236
Net increase (decrease) in net assets	79,984	5,956,981
Net Assets:
Beginning of period	7,902,566	1,945,585
End of period	$7,982,550	$7,902,566
Undistributed (distributions in excess of) net investment income	$(24)	$(227)

(1) Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A – Not applicable. Class CAA currently not offered.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Government II Fund(1)		Treasury Fund(1)		Treasury II Fund(1)
2/1/17 - 7/31/17	2/1/16 - 1/31/17	2/1/17 - 7/31/17	2/1/16 - 1/31/17	2/1/17 - 7/31/17	2/1/16 - 1/31/17

$5,889	$3,067	$311	$261	$1,494	$846
6	35	—	20	(4)	13
5,895	3,102	311	281	1,490	859

(5,889)	(3,067)	(311)	(261)	(1,494)	(845)
N/A	N/A	N/A	N/A	N/A	N/A

—	(38)	—	(20)	—	(17)
(5,889)	(3,105)	(311)	(281)	(1,494)	(862)

2,705,734	5,684,066	253,478	912,870	932,517	2,084,759
1,805	882	208	201	582	287
(2,786,381)	(4,861,925)	(258,725)	(1,093,736)	(932,425)	(2,256,724)
(78,842)	823,023	(5,039)	(180,665)	674	(171,678)

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
(78,842)	823,023	(5,039)	(180,665)	674	(171,678)
(78,836)	823,020	(5,039)	(180,665)	670	(171,681)

2,051,398	1,228,378	105,049	285,714	523,306	694,987
$1,972,562	$2,051,398	$100,010	$105,049	$523,976	$523,306
$—	$—	$—	$—	$15	$15

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	35

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2017 (Unaudited) and the year ended January 31,

	Ultra Short Duration Bond Fund(1)
2/1/17 - 7/31/17 2/1/16 - 1/31/17
Operations:
Net investment income	$1,990	$2,623
Net realized gain (loss) on investments and futures contracts	692	60
Net change in unrealized appreciation (depreciation) on investments and futures contracts	561	876
Net increase (decrease) in net assets resulting from operations	3,243	3,559
Dividends and Distributions to Shareholders:
Net investment income
Class F	(1,812)	(2,485)
Class Y	(329)	(472)
Net realized gains
Class F	—	—
Class Y	—	—
Total dividends and distributions	(2,141)	(2,957)
Capital share transactions:
Class F:
Proceeds from shares issued	35,276	204,689
Reinvestment of dividends & distributions	1,414	1,953
Cost of shares redeemed	(35,943)	(139,885)
Net increase (decrease) from Class F transactions	747	66,757
Class Y:
Proceeds from shares issued	2,073	14,248
Reinvestment of dividends & distributions	324	464
Cost of shares redeemed	(1,852)	(6,813)
Net increase (decrease) from Class Y transactions	545	7,899
Net increase (decrease) in net assets from capital share transactions	1,292	74,656
Net increase (decrease) in net assets	2,394	75,258
Net Assets:
Beginning of period	310,045	234,787
End of period	$312,439	$310,045
Undistributed (distributions in excess of) net investment income	$(149)	$2
Capital Share Transactions:
Class F
Shares issued	3,780	21,974
Reinvestment of distributions	151	210
Shares redeemed	(3,851)	(15,020)
Net increase (decrease) in shares outstanding from Class F Share transactions	80	7,164
Class Y
Shares issued	222	1,528
Reinvestment of distributions	35	50
Shares redeemed	(198)	(732)
Net increase (decrease) in shares outstanding from Class Y Share transactions	59	846
Total increase (decrease) in shares outstanding from share transactions	139	8,010

(1) Effective January 31, 2017, Class A shares converted to Class F Shares of the same Fund.

Amounts designated as “—“ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

Short-Duration Government Fund(1)		GNMA Fund(1)
2/1/17 - 7/31/17	2/1/16 - 1/31/17	2/1/17 - 7/31/17	2/1/16 - 1/31/17

$5,542	$8,072	$1,218	$1,809
(2,091)	1,429	(306)	485
1,293	(5,579)	583	(2,365)
4,744	3,922	1,495	(71)

(6,222)	(9,240)	(1,464)	(2,406)
(424)	(605)	(1)	(1)

—	—	—	(1,667)
—	—	—	(1)
(6,646)	(9,845)	(1,465)	(4,075)

111,937	308,546	9,439	56,203
4,595	7,242	1,137	3,343
(162,219)	(312,890)	(29,044)	(61,383)
(45,687)	2,898	(18,468)	(1,837)

5,099	15,823	76	—
420	598	—	1
(5,724)	(18,143)	(11)	(23)
(205)	(1,722)	65	(22)
(45,892)	1,176	(18,403)	(1,859)
(47,794)	(4,747)	(18,373)	(6,005)

845,347	850,094	116,104	122,109
$797,553	$845,347	$97,731	$116,104
$(571)	$533	$(244)	$3

10,751	29,362	901	5,189
441	690	108	313
(15,579)	(29,835)	(2,774)	(5,700)
(4,387)	217	(1,765)	(198)

490	1,506	8	—
40	57	—	—
(549)	(1,726)	(1)	(2)
(19)	(163)	7	(2)
(4,406)	54	(1,758)	(200)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	37

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2017 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Class F
2017@	$1.00	$—	$—	$—	$ —(2)	$ —	$ —(2)	$1.00	0.28%	$7,929,469	0.20%	0.45%	0.58%
2017	1.00	—	—	—	—(2)	—	—(2)	1.00	0.19	7,875,681	0.20	0.56	0.21
2016	1.00	—	—	—	—(2)	—	—(2)	1.00	0.03	1,909,582	0.12	0.58	0.03
2015	1.00	—	—	—	—(2)	—	—(2)	1.00	0.02	1,788,290	0.07	0.58	0.02
2014	1.00	—	—	—	—(2)	—	—(2)	1.00	0.02	1,523,561	0.09	0.58	0.02
2013	1.00	—	—	—	—(2)	—	—(2)	1.00	0.02	1,292,334	0.16	0.59	0.02
Class CAA
2017@	$1.00	$—	$—	$—	$ —(2)	$ —	$ —(2)	$1.00	0.28%	$53,081	0.20%	0.45%	0.60%
2017	1.00	—	—	—	—(2)	—	—(2)	1.00	0.19	26,885	0.20	0.32	0.18
2016(3)	1.00	—	—	—	—(2)	—	—(2)	1.00	0.01	36,003	0.18	0.58	0.06
Government II Fund
Class F
2017@	$1.00	$—	$—	$—	$ —(2)	$ —	$ —(2)	$1.00	0.29%	$1,972,562	0.20%	0.49%	0.59%
2017	1.00	—	—	—	—(2)	—	—(2)	1.00	0.19	2,051,398	0.20	0.53	0.19
2016	1.00	—	—	—	—(2)	—	—(2)	1.00	0.02	1,228,378	0.11	0.53	0.02
2015	1.00	—	—	—	—(2)	—	—(2)	1.00	0.01	1,152,698	0.08	0.53	0.01
2014	1.00	—	—	—	—(2)	—	—(2)	1.00	0.01	1,246,262	0.09	0.53	0.01
2013	1.00	—	—	—	—(2)	—(2)	—(2)	1.00	0.01	1,237,205	0.12	0.54	0.01
Treasury Fund
Class F
2017@	$1.00	$—	$—	$—	$ —(2)	$ —	$ —(2)	$1.00	0.29%	$100,010	0.20%	0.50%	0.58%
2017	1.00	—	—	—	—(2)	—	—(2)	1.00	0.18	105,049	0.20	0.63	0.14
2016	1.00	—	—	—	—(2)	—	—(2)	1.00	0.02	285,714	0.10	0.59	0.03
2015	1.00	—	—	—	—(2)	—	—(2)	1.00	0.01	124,646	0.05	0.58	0.01
2014	1.00	—	—	—	—(2)	—	—(2)	1.00	0.01	46,315	0.08	0.58	0.01
2013	1.00	—	—	—	—(2)	—	—(2)	1.00	0.01	82,339	0.14	0.59	0.01
Treasury II Fund
Class F
2017@	$1.00	$—	$—	$—	$ —(2)	$ —	$ —(2)	$1.00	0.28%	$523,976	0.20%	0.49%	0.56%
2017	1.00	—	—	—	—(2)	—	—(2)	1.00	0.15	523,306	0.20	0.58	0.14
2016	1.00	—	—	—	—(2)	—	—(2)	1.00	0.01	694,987	0.08	0.58	0.02
2015	1.00	—	—	—	—(2)	—	—(2)	1.00	0.01	491,209	0.04	0.58	0.01
2014	1.00	—	—	—	—(2)	—	—(2)	1.00	0.01	440,422	0.06	0.58	0.01
2013	1.00	—	—	—	—(2)	—(2)	—(2)	1.00	0.01	460,590	0.08	0.59	0.01

*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2017. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(2)	Amount represents less than $0.01 per share.
(3)	Commenced operations on November 20, 2015. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2017@	$9.31	$0.06	$0.04	$0.10	$(0.06)	$—	$(0.06)	$9.35	1.12%	$266,686	0.38%	0.58%	1.28%	20%
2017	9.29	0.09	0.03	0.12	(0.10)	—	(0.10)	9.31	1.33	264,997	0.38	0.68	0.99	89
2016	9.33	0.07	(0.03)	0.04	(0.08)	—	(0.08)	9.29	0.45	197,737	0.38	0.69	0.71	115
2015	9.35	0.06	—	0.06	(0.08)	—	(0.08)	9.33	0.60	255,614	0.38	0.72	0.61	106
2014	9.37	0.06	—	0.06	(0.08)	—	(0.08)	9.35	0.64	271,221	0.38	0.73	0.63	131
2013	9.26	0.08	0.13	0.21	(0.10)	—	(0.10)	9.37	2.31	241,007	0.38	0.74	0.85	197
Class Y
2017@	$9.32	$0.06	$0.04	$0.10	$(0.07)	$—	$(0.07)	$9.35	1.05%	$45,753	0.30%	0.33%	1.36%	20%
2017	9.29	0.10	0.04	0.14	(0.11)	—	(0.11)	9.32	1.52	45,048	0.30	0.43	1.06	89
2016(1)	9.31	0.02	—	0.02	(0.04)	—	(0.04)	9.29	0.19	37,050	0.30	0.44	0.60	115
Short-Duration Government Fund
Class F
2017@	$10.43	$0.07	$(0.02)	$0.05	$(0.08)	$—	$(0.08)	$10.40	0.52%	$749,060	0.48%	0.57%	1.36%	132%
2017	10.49	0.10	(0.04)	0.06	(0.12)	—	(0.12)	10.43	0.54	796,540	0.48	0.67	0.91	539
2016	10.55	0.07	(0.05)	0.02	(0.08)	—	(0.08)	10.49	0.22	799,269	0.48	0.69	0.64	245
2015	10.52	0.09	0.04	0.13	(0.10)	—	(0.10)	10.55	1.20	661,101	0.48	0.73	0.85	151
2014	10.62	0.06	(0.06)	0.00	(0.10)	—	(0.10)	10.52	(0.01)	761,739	0.48	0.73	0.56	565
2013	10.72	0.06	0.04	0.10	(0.10)	(0.10)	(0.20)	10.62	0.92	711,100	0.48	0.74	0.55	628
Class Y
2017@	$10.43	$0.08	$(0.02)	$0.06	$(0.09)	$—	$(0.09)	$10.40	0.59%	$48,493	0.33%	0.33%	1.51%	132%
2017	10.49	0.11	(0.04)	0.07	(0.13)	—	(0.13)	10.43	0.64	48,807	0.38	0.43	1.02	539
2016	10.55	0.08	(0.05)	0.03	(0.09)	—	(0.09)	10.49	0.32	50,825	0.38	0.44	0.74	245
2015(2)	10.50	0.01	0.05	0.06	(0.01)	—	(0.01)	10.55	0.54	55,017	0.38	0.46	0.97	151
GNMA Fund
Class F
2017@	$10.47	$0.12	$0.03	$0.15	$(0.15)	$—	$(0.15)	$10.47	1.42%	$97,619	0.57%	0.57%	2.36%	111%
2017	10.82	0.16	(0.16)	0.00	(0.21)	(0.14)	(0.35)	10.47	0.04	116,057	0.63	0.67	1.48	718
2016	10.93	0.15	0.02	0.17	(0.19)	(0.09)	(0.28)	10.82	1.65	122,040	0.63	0.69	1.36	718
2015	10.50	0.11	0.49	0.60	(0.17)	—	(0.17)	10.93	5.79	117,904	0.63	0.69	1.07	758
2014	10.70	0.07	(0.09)	(0.02)	(0.18)	—	(0.18)	10.50	(0.14)	158,672	0.63	0.69	0.68	758
2013	10.91	0.09	0.13	0.22	(0.19)	(0.24)	(0.43)	10.70	1.98	304,425	0.63	0.70	0.83	867
Class Y
2017@	$10.46	$0.14	$0.03	$0.17	$(0.16)	$—	$(0.16)	$10.47	1.64%	$112	0.33%	0.33%	2.63%	111%
2017	10.81	0.18	(0.15)	0.03	(0.24)	(0.14)	(0.38)	10.46	0.25	47	0.43	0.43	1.69	718
2016(3)	10.76	0.02	0.11	0.13	(0.06)	(0.02)	(0.08)	10.81	1.26	70	0.43	0.45	0.80	718

*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
@	For the six month period ended July 31, 2017. All ratios for the period have been annualized.
(1)	Commenced operations on August 31, 2015. All ratios for the period have been annualized.
(2)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(3)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	39

NOTES TO FINANCIAL STATEMENTS

July 31, 2017 (Unaudited)

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with seven operational Funds: the Government, Government II, Treasury and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Class F shares of the Funds (formerly Class A shares); and Class CAA shares of the Government Fund and Class Y shares of the Fixed Income Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2017, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended July 31, 2017, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri- party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2017, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the period ended July 31, 2017. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	41

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2017 (Unaudited)

Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2017, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2017.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2017.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the period, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	43

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2017 (Unaudited)

were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2017, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/ or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Expense Limitations
Government Fund
Class F	0.07%	0.20%	0.20%(3)
Class CAA	0.07%	0.25%	0.25%(2)
Government II Fund
Class F	0.07%	0.20%	0.20%(2)
Treasury Fund
Class F	0.07%	0.20%	0.20%(2)
Treasury II Fund
Class F	0.07%	0.20%	0.20%(2)
Ultra Short Duration Bond Fund
Class F	0.10%(4)	0.25%	0.38%(1)
Class Y	0.10%(4)	—	0.30%(1)
Short-Duration Government Fund
Class F	0.09%(5)	0.25%	0.48%(1)
Class Y	0.09%(5)	—	0.38%(1)
GNMA Fund
Class F	0.09%(5)	0.25%	0.63%(1)
Class Y	0.09%(5)	—	0.43%(1)
(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through May 31, 2018, to be changed only by board approval.
(3)	Represents a contractual cap of .25% of Class F (formerly Class A), effective through May 31, 2018 , to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20 of Class F (formerly Class A) that may be discontinued at any time.
(4)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.
(5)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

The following is a summary of annual fees payable to the Administrator:

	Administration Fees as of January 1, 2017
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
SDIT Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
SDIT Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
SDIT Treasury Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
SDIT Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
SDIT Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
SDIT Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
SDIT GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F (formerly Class A) of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The Funds did not have any such waivers by class for the period ended July 31, 2017.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly Columbia Management Advisors, LLC) as sub-adviser to the Money Market Funds, Logan Circle Partners, L.P. serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Advisor. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	45

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2017 (Unaudited)

investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended July 31, 2017, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended July 31, 2017, were as follows for the Fixed Income Funds:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$10,793	$20,198	$30,991
Sales	11,044	39,031	50,075
Short-Duration Government Fund
Purchases	1,020,672	17,460	1,038,132
Sales	1,112,672	74,842	1,187,514

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)

GNMA Fund
Purchases	115,222	682	115,904
Sales	135,366	26	135,392

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, distribution reclassification, expiration of capital losses, investments in Treasury Inflation Protected Securities and non-deductible excise tax have been reclassified to/from the following accounts as of January 31, 2017:

	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Realized Gain (Loss) ($Thousands)	Paid-in- Capital ($ Thousands)
Government Fund	$(12)	$12	$—
Government II Fund	(3)	3	—
Treasury Fund	—	—	—
Treasury II Fund	(2)	2	—
Ultra Short Duration Bond Fund	335	(154)	(181)
Short-Duration Government Fund	1,714	(1,714)	—
GNMA Fund	602	(602)	—

Amounts designated as “—“are $0 or have been rounded to $0.

These reclassifications have no impact on net assets or net asset value per share.

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Government Fund	2017	$11,947	$—	$11,947
	2016	515	—	515
Government II Fund	2017	3,105	—	3,105
	2016	205	—	205
Treasury Fund	2017	281	—	281
	2016	53	—	53
Treasury II Fund	2017	862	—	862
	2016	70	—	70
Ultra Short Duration Bond Fund	2017	2,957	—	2,957
	2016	2,292	—	2,292
Short-Duration Government Fund	2017	9,845	—	9,845
	2016	6,273	—	6,273
GNMA Fund	2017	3,710	365	4,075
	2016	2,114	720	2,834

As of January 31, 2017, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Government Fund	$2,475	$—	$—	$(26)	$—	$(2)	$(2,702)	$(255)
Government II Fund	605	—	—	—	—	—	(605)	—
Treasury Fund	33	—	—	—	—	—	(33)	—
Treasury II Fund	163	—	—	(1)	—	—	(150)	12
Ultra Short Duration Bond Fund	347	—	(21,709)	(73)	—	(403)	(356)	(22,194)
Short-Duration Government Fund	1,285	—	(5,618)	—	—	(711)	(1,608)	(6,652)
GNMA Fund	266	—	—	(1,618)	—	837	(256)	(771)

At January 31, 2017, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Ultra Short Duration Bond Fund	$3,642	1/31/18
	11,895	1/31/19

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2017, the Short-Duration Government Fund utilized $870,031 of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund	$150	$6,022	$6,172
Short-Duration Government Fund	838	4,780	5,618

During the period ended July 31, 2017, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	47

NOTES TO FINANCIAL STATEMENTS (Concluded)

July 31, 2017 (Unaudited)

For Federal income tax purposes, the cost of securities owned at July 31, 2017, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2017, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$312,753	$703	$(542)	$161
Short-Duration Government Fund	756,137	3,866	(2,263)	1,603
GNMA Fund	95,725	1,915	(489)	1,426

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2017, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

7. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of July 31, 2017, SPTC held of record the following:

Government Fund, Cl CAA	100.00%
Government Fund, Cl Y	47.53%
Government II Fund	67.63%
Treasury Fund	91.03%
Treasury II Fund	64.64%
Ultra Short Duration Bond Fund, Cl F	92.85%
Ultra Short Duration Bond Fund, Cl Y	75.35%
Short-Duration Government Fund, Cl F	97.25%
Short-Duration Government Fund, Cl Y	12.98%
GNMA Fund, Cl F	88.82%
GNMA Fund, Cl Y	100.00%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

8. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/ or adjustments were required to the financial statements as of July 31, 2017.

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2017

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2017 to July 31, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 2/1/17	Ending Account Value 7/31/17	Annualized Expense Ratios	Expenses Paid During Period *
Government Fund
Actual Fund Return
Class F	$1,000.00	$1,002.80	0.20%	$0.99
Class CAA	1,000.00	1,002.80	0.20	1.01
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00
Class CAA	1,000.00	1,023.78	0.20	1.02
Government II Fund
Actual Fund Return
Class F	$1,000.00	$1,002.90	0.20%	$0.99
Hypothetical 5% Return
Class F	$1,000.00	$1,023.81	0.20%	$1.00

	Beginning Account Value 2/1/17	Ending Account Value 7/31/17	Annualized Expense Ratios	Expenses Paid During Period *
Treasury Fund
Actual Fund Return
Class F	$1,000.00	$1,002.90	0.20%	$0.99
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00
Treasury II Fund
Actual Fund Return
Class F	$1,000.00	$1,002.80	0.20%	$0.99
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	49

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

July 31, 2017

	Beginning Account Value 2/1/17	Ending Account Value 7/31/17	Annualized Expense Ratios	Expenses Paid During Period *
Ultra Short Duration Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,011.20	0.38%	$1.90
Class Y	1,000.00	1,010.50	0.30	1.50
Hypothetical 5% Return
Class F	$1,000.00	$1,022.90	0.38%	$1.91
Class Y	1,000.00	1,023.30	0.30	1.51
Short-Duration Government Fund
Actual Fund Return
Class F	$1,000.00	$1,005.20	0.48%	$2.40
Class Y	1,000.00	1,005.90	0.33	1.62
Hypothetical 5% Return
Class F	$1,000.00	$1,022.40	0.48%	$2.42
Class Y	1,000.00	1,023.18	0.33	1.63

	Beginning Account Value 2/1/17	Ending Account Value 7/31/17	Annualized Expense Ratios	Expenses Paid During Period *
GNMA Fund
Actual Fund Return
Class F	$1,000.00	$1,014.20	0.57%	$2.85
Class Y	1,000.00	1,016.40	0.33	1.67
Hypothetical 5% Return
Class F	$1,000.00	$1,021.97	0.57%	$2.86
Class Y	1,000.00	1,023.14	0.33	1.67

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 27–29, 2017 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, a Sub-Advisory Agreement was renewed at a meeting of the Board held during the course of the Trust’s fiscal year on March 27-29, 2017. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	51

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various fee levels, actual management fees, and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2017

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Concluded)

took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2017	53

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2017

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-037 (7/17)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher,
President & CEO

Date: October 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher,
President & CEO

Date: October 6, 2017

By:	/s/ James J. Hoffmayer
James J. Hoffmayer,
Controller & CFO

Date: October 6, 2017